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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526

The Coventry Group

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	614-470-8000

Date of fiscal year end:	3/31/05

Date of reporting period:	12/31/04

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

The Coventry Group

Walden Social Equity Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value
Common Stocks (99.1%)
Basic Materials (6.0%)

Bemis Co., Inc.	16,000	$465,440
Donaldson Co., Inc.	20,000	651,600
Ecolab, Inc.	14,000	491,820
Sealed Air Corp. (b)	8,000	426,160
Sigma-Aldrich	12,000	725,520

		2,760,540

Capital Goods (3.1%)

Dover Corp.	12,000	503,280
Illinois Tool Works	10,000	926,800

		1,430,080

Communication Services (1.9%)

Alltel Corp.	8,000	470,080
Bellsouth Corp.	15,000	416,850

		886,930

Consumer Cyclicals (10.3%)

Eaton Corp.	11,000	795,960
Lear Corp.	10,000	610,100
Leggett & Platt, Inc.	15,000	426,450
McClatchy Co.	10,000	718,100
Nike, Inc.	9,000	816,210
Staples, Inc.	17,500	589,925
Washington Post Co.	800	786,416

		4,743,161

Consumer Products (1.9%)

Aptargroup, Inc.	16,500	870,870

Consumer Staples (9.3%)

Alberto-Culver Co.	10,000	485,700
Colgate-Palmolive Co.	15,000	767,400
Hershey Foods Corp.	13,000	722,020
Pepsico, Inc.	15,000	783,000
Sysco Corp.	22,000	839,740
W.W. Grainger, Inc.	10,000	666,200

		4,264,060

Energy (5.2%)

Apache Corp.	10,000	505,700
BP PLC, ADR	22,000	1,284,800
Keyspan Corp.	15,000	591,750

		2,382,250

Financial Services (23.3%)

American International Group, Inc.	6,000	394,020
AmSouth Bancorporation	20,000	518,000
Bank of America Corp.	18,000	845,820
Chubb Corp.	12,000	922,800
Cincinnati Financial Corp.	18,900	836,514
Comerica, Inc.	9,000	549,180
Commerce Bancshares, Inc.	15,750	790,650
Fannie Mae	8,000	569,680
MBNA Corp.	20,000	563,800

The Coventry Group

Walden Social Equity Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Northern Trust Corp.	13,200	$641,256
State Street Corp.	12,000	589,440
Suntrust Banks, Inc.	10,000	738,800
T. Rowe Price Group, Inc.	16,500	1,026,300
Wells Fargo & Co.	15,000	932,250
Wilmington Trust Corp.	22,000	795,300

		10,713,810

Health Care (16.6%)

Amgen, Inc. (b)	12,000	769,800
Becton, Dickinson & Co.	11,000	624,800
Biomet, Inc.	8,900	386,171
C.R. Bard, Inc.	10,000	639,800
Dentsply International, Inc.	10,000	562,000
Henry Schein, Inc. (b)	8,000	557,120
Hillenbrand Industry, Inc.	8,000	444,320
IMS Health, Inc.	20,000	464,200
Johnson & Johnson, Inc.	15,000	951,300
Medtronic, Inc.	18,000	894,060
Pfizer, Inc.	20,000	537,800
Teva Pharmaceutical Ltd., ADR	26,000	776,360

		7,607,731

Producer Products (1.7%)

Teleflex, Inc.	15,000	779,100

Retail Stores (3.2%)

Costco Wholesale Corp.	20,000	968,200
TJX Cos., Inc.	20,000	502,600

		1,470,800

Technology (14.6%)

3M Co.	10,000	820,700
Adobe Systems, Inc.	7,100	445,454
Applied Materials, Inc. (b)	25,000	427,500
Automatic Data Processing, Inc.	11,000	487,850
Dell, Inc. (b)	16,500	695,310
Diebold, Inc.	14,000	780,220
EMC Corp. (b)	16,500	245,355
Intel Corp.	20,000	467,800
International Business Machines Corp.	6,000	591,480
Jabil Circuit, Inc. (b)	11,000	281,380
KLA-Tencor Corp. (b)	7,000	326,060
Microsoft Corp.	25,000	667,750
Waters Corp.(b)	10,000	467,900

		6,704,759

Transportation (2.0%)

United Parcel Service, Inc. Class B	11,000	940,060

Total Common Stocks		45,554,151

The Coventry Group

Walden Social Equity Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value
Investment Companies (1.9%)

Fifth Third Institutional Government Money Market Fund - Institutional Class	855,800	$855,800

Total Investment Companies		855,800

Total Investments (Cost $36,554,695) (a) - 101.0%		$46,409,951

Percentages indicated are based on net assets.

(a)	At December 31, 2004 the basis of investments for federal income tax purposes was substantially the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

Unrealized appreciation	$10,805,851
Unrealized depreciation	(950,595)

Net unrealized appreciation	$9,855,256

(b) Represents non-income producing security.

ADR  -  American Depositary Receipt

See accompanying Notes to the Schedule of Portfolio Investments.

The Coventry Group

Walden Social Balanced Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares or Principal
	Amount	Value
Common Stocks (70.9%)
Basic Materials (6.3%)

Bemis Co., Inc.	12,000	$349,080
Donaldson Co., Inc.	12,000	390,960
Ecolab, Inc.	10,000	351,300
Praxair, Inc.	9,000	397,350
Sigma-Aldrich	5,000	302,300

		1,790,990

Capital Goods (1.9%)

Dover Corp.	4,000	167,760
Illinois Tool Works	4,000	370,720

		538,480

Consumer Cyclicals (5.2%)

Home Depot, Inc.	3,200	136,768
Honda Motor Co. Ltd., ADR	7,000	182,420
McClatchy Co.	2,500	179,525
Omnicom Group, Inc.	5,600	472,192
Staples, Inc.	9,000	303,390
Washington Post Co.	200	196,604

		1,470,899

Consumer Products (1.1%)

Aptargroup, Inc.	4,000	211,120
Herman Miller, Inc.	4,000	110,520

		321,640

Consumer Staples (7.0%)

Alberto-Culver Co.	7,500	364,275
Colgate-Palmolive Co.	7,000	358,120
Hershey Foods Corp.	3,000	166,620
Pepsico, Inc.	4,000	208,800
Sysco Corp.	13,000	496,210
W.W. Grainger, Inc.	6,000	399,720

		1,993,745

Energy (2.7%)

BP PLC, ADR	10,000	584,000
Keyspan Corp.	5,000	197,250

		781,250

Financial Services (15.1%)

AmSouth Bancorporation	7,000	181,300
Bank of America Corp.	8,000	375,920
Chubb Corp.	3,500	269,150
Cincinnati Financial Corp.	8,300	367,358
Comerica, Inc.	4,000	244,080
Commerce Bancshares, Inc.	5,512	276,702
Fannie Mae	6,000	427,260
MBNA Corp.	12,000	338,280
Northern Trust Corp.	6,000	291,480
State Street Corp.	6,000	294,720
Suntrust Banks, Inc.	2,500	184,700

The Coventry Group

Walden Social Balanced Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares or Principal
	Amount	Value
Common Stocks, continued
T. Rowe Price Group, Inc.	5,000	311,000
Wells Fargo & Co.	6,000	372,900
Wilmington Trust Corp.	10,000	$361,500

		4,296,350

Food Products (0.7%)

McCormick & Co.	5,000	193,000

Health Care (13.3%)
Amgen, Inc. (b)	3,000	192,450
Beckman Coulter, Inc.	3,000	200,970
Becton, Dickinson & Co.	3,000	170,400
Biomet, Inc.	9,000	390,510
C.R. Bard, Inc.	5,000	319,900
Dentsply International, Inc.	4,000	224,800
Henry Schein, Inc. (b)	2,500	174,100
IMS Health, Inc.	7,000	162,470
Johnson & Johnson, Inc.	5,500	348,810
Medtronic, Inc.	6,000	298,020
Novartis AG - ADR	8,000	404,320
Patterson Companies, Inc. (b)	4,000	173,560
Pfizer, Inc.	9,000	242,010
Respironics, Inc. (b)	3,200	173,952
Teva Pharmaceutical Ltd., ADR	10,000	298,600

		3,774,872

Producer Products (1.9%)

Baldor Electric Co.	5,000	137,650
Carlisle Cos., Inc.	3,000	194,760
Teleflex, Inc.	4,000	207,760

		540,170

Retail Stores (2.1%)

Costco Wholesale Corp.	8,500	411,485
TJX Cos., Inc.	7,000	175,910

		587,395

Technology (11.7%)

3M Co.	3,000	246,210
Adobe Systems, Inc.	4,000	250,960
Affiliated Computer Services, Inc. (b)	3,000	180,570
Applied Materials, Inc. (b)	15,000	256,500
Automatic Data Processing, Inc.	7,000	310,450
Cisco Systems, Inc. (b)	13,000	250,900
Dell, Inc. (b)	11,000	463,540
EMC Corp. (b)	14,000	208,180
Intel Corp.	11,500	268,985
International Business Machines Corp.	3,500	345,030
Jabil Circuit, Inc. (b)	7,000	179,060
Microsoft Corp.	5,000	133,550
Waters Corp. (b)	5,000	233,950

		3,327,885

Transportation (1.9%)

The Coventry Group

Walden Social Balanced Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares or Principal
	Amount	Value
Common Stocks, continued
Southwest Airlines	9,750	158,730
United Parcel Service, Inc. Class B	4,300	367,478

		526,208

Total Common Stocks		20,142,884

U.S. Government Agency Obligations (21.4%)
Federal Farm Credit Bank (2.3%)

5.95%, 3/5/08	100,000	$107,251
6.00%, 3/7/11	500,000	550,365

		657,616

Federal Home Loan Bank (3.6%)

5.38%, 2/15/06	500,000	512,522
3.50%, 11/15/07	500,000	500,468

		1,012,990

Federal National Mortgage Association (3.2%)

5.25%, 1/15/09	500,000	528,329
6.00%, 5/15/11	350,000	385,582

		913,911

Government National Mortgage Association (2.8%)

6.50%, 2/15/32	62,166	65,518
6.50%, 5/15/32	268,308	282,774
6.00%, 7/15/34	424,171	440,056

		788,348

Housing and Urban Development (0.8%)

7.50%, 8/1/11	200,000	226,579

U.S. Treasury Inflation Protected Bonds (8.7%)
3.63%, 1/15/08	1,000,000	1,287,480
3.00%, 7/15/12	1,000,000	1,185,126

		2,472,606

Total U.S. Government Agency Obligations		6,072,050

Investment Companies (5.5%)

Fifth Third Institutional Government	1,481,969	1,481,969
Money Market Fund - Institutional Class

Fifth Third Prime Money Market Fund - Institutional Class	89,627	89,627

Total Investment Companies		1,571,596

Certificates of Deposit (1.2%)

Albina Community BanCorp, 4.30%, 3/15/05	25,000	25,000
Central Appalachian Peoples, 4.00%, 3/14/09	25,000	25,000
Community Capital Federal Credit Union, 1.53%, 7/20/05	50,000	50,000
Delta Bank and Trust Co., 2.75%, 10/6/07	25,000	25,000
Elk Horn Bank, 1.55%, 3/14/05	25,000	25,000
Northeast Community Federal Credit Union, 1.00%, 3/15/05	25,000	25,000
Quitman TRI-COUNTY Bank, 2.00%, 1/9/06	25,000	25,000

The Coventry Group

Walden Social Balanced Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares or Principal
	Amount	Value
Certificates of Deposits, continued
Shorebank Pacific, 3.02%, 7/13/07	50,000	50,000
Shorebank Pacific, 1.10%, 2/10/05	50,000	50,000
Vermont Development Credit, 3.75%, 7/13/09	50,000	50,000

Total Certificates of Deposit		350,000

Municipal Bonds (0.7%)
Massachusetts (0.7%)

Massachusetts State Port Authority	200,000	$203,316

Revenue, 6.30%, 7/1/05

Total Municipal Bonds		203,316

Total Investments (Cost $24,372,097) (a) - 9.7%		$28,339,846

Percentages indicated are based on net assets.

(a)	At December 31, 2004 the basis of investments for federal income tax purposes was substantially the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

Unrealized appreciation	$4,313,532
Unrealized depreciation	(345,783)

Net unrealized appreciation	$3,967,749

(b) Represents non-income producing security.

ADR  -  American Depositary Receipt

See accompanying Notes to the Schedule of Portfolio Investments.

The Coventry Group

Boston Equity Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value
Common Stocks (98.6%)
Basic Materials (6.8%)

Air Products & Chemical, Inc.	7,500	$434,775
Donaldson Co., Inc.	30,000	977,400
Ecolab, Inc.	22,000	772,860
Sigma-Aldrich	10,000	604,600

		2,789,635

Capital Goods (4.2%)

Illinois Tool Works	10,000	926,800
Precision Castparts Corp.	12,000	788,160

		1,714,960

Consumer Cyclicals (7.1%)

Gannett Co., Inc.	12,000	980,400
Johnson Controls, Inc.	15,000	951,600
Leggett & Platt, Inc.	7,500	213,225
McClatchy Co.	8,500	610,385
Staples, Inc.	5,000	168,550

		2,924,160

Consumer Products (3.5%)

Anheuser-Busch Cos., Inc.	15,000	760,950
Aptargroup, Inc.	12,500	659,750

		1,420,700

Consumer Staples (11.7%)

Alberto-Culver Co.	7,500	364,275
Clorox Co.	7,500	441,975
Hershey Foods Corp.	15,000	833,100
Kimberly-Clark Corp.	4,000	263,240
Procter & Gamble Co.	16,000	881,280
Sysco Corp.	30,000	1,145,100
W.W. Grainger, Inc.	10,000	666,200
William Wrigley, Jr. Co.	3,000	207,570

		4,802,740

Energy (4.6%)

BP PLC, ADR	15,000	876,000
Exxon Mobil Corp.	20,000	1,025,200

		1,901,200

Financial Services (22.5%)

AmSouth Bancorporation	25,000	647,500
Bank of America Corp.	12,000	563,880
Cincinnati Financial Corp.	18,000	796,680
Comerica, Inc.	10,000	610,200
Commerce Bancshares, Inc.	13,230	664,146
Fannie Mae	4,000	284,840
First Midwest Bancgroup, Inc.	15,000	544,350
MBNA Corp.	25,000	704,750
Morgan Stanley	5,000	277,600
Northern Trust Corp.	4,000	194,320
State Street Corp.	6,000	294,720
Suntrust Banks, Inc.	10,000	738,800
T. Rowe Price Group, Inc.	15,000	933,000

The Coventry Group

Boston Equity Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Wachovia Corp.	12,000	$631,200
Wells Fargo & Co.	10,000	621,500
Wilmington Trust Corp.	20,000	723,000

		9,230,486

Health Care (18.5%)

Beckman Coulter, Inc.	8,000	535,920
Becton, Dickinson & Co.	12,500	710,000
Biomet, Inc.	12,000	520,680
C.R. Bard, Inc.	15,000	959,700
Charles River Laboratories (b)	7,500	345,075
Dentsply International, Inc.	12,500	702,500
Henry Schein, Inc. (b)	10,000	696,400
Hillenbrand Industry, Inc.	10,000	555,400
IMS Health, Inc.	10,000	232,100
Johnson & Johnson, Inc.	10,000	634,200
Medtronic, Inc.	15,000	745,050
Pfizer, Inc.	5,000	134,450
Saint Jude Medical, Inc. (b)	10,000	419,300
Stryker Corp.	8,000	386,000

		7,576,775

Producer Products (3.9%)

Carlisle Cos., Inc.	4,000	259,680
General Electric Co.	30,000	1,095,000
Neenah Paper, Inc. (b)	75	2,445
Teleflex, Inc.	5,000	259,700

		1,616,825

Retail Stores (2.7%)

Costco Wholesale Corp.	15,000	726,150
TJX Cos., Inc.	15,000	376,950

		1,103,100

Technology (11.2%)

3M Co.	5,000	410,350
Applied Materials, Inc. (b)	15,000	256,500
Automatic Data Processing, Inc.	5,000	221,750
Dell, Inc. (b)	15,000	632,100
Diebold, Inc.	12,000	668,760
Intel Corp.	20,000	467,800
International Business Machines Corp.	5,000	492,900
Microsoft Corp.	32,500	868,075
Waters Corp. (b)	12,500	584,875

		4,603,110

Transportation (1.9%)

C.H. Robinson Worldwide, Inc.	10,000	555,200
United Parcel Service, Inc. Class B	2,500	213,650

		768,850

Total Common Stocks		40,452,541

The Coventry Group

Boston Equity Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value
Investment Companies (1.9%)

Fifth Third Institutional Government Money Market Fund - Institutional Class	792,170	$792,170

Total Investment Companies		792,170

Total (Cost $25,698,543) (a) - 100.5%		$41,244,711

Percentages indicated are based on net assets.

(a)	At December 31, 2004 the basis of investments for federal income tax purposes was substantially the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

Unrealized appreciation	$15,677,893
Unrealized depreciation	(131,725)

Net unrealized appreciation	$15,546,168

(b) Non-income producing security.

ADR  -  American Depositary Receipt

See accompanying Notes to the Schedule of Portfolio Investments.

The Coventry Group

Boston Balanced Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares or Principal
	Amount	Value
Common Stocks (73.2%)
Basic Materials (3.9%)

Air Products & Chemical, Inc.	15,000	$869,550
Donaldson Co., Inc.	80,000	2,606,400
Ecolab, Inc.	75,000	2,634,750
Sigma-Aldrich	10,000	604,600

		6,715,300

Capital Goods (2.9%)

Illinois Tool Works	25,000	2,317,000
Precision Castparts Corp.	40,000	2,627,200

		4,944,200

Consumer Cyclicals (6.1%)

Emerson Electric Co.	25,000	1,752,500
Gannett Co., Inc.	30,000	2,451,000
Johnson Controls, Inc.	50,000	3,172,000
McClatchy Co.	35,000	2,513,350
Staples, Inc.	20,000	674,200

		10,563,050

Consumer Products (2.7%)

Anheuser-Busch Cos., Inc.	50,000	2,536,500
Aptargroup, Inc.	40,000	2,111,200

		4,647,700

Consumer Staples (8.4%)

Alberto-Culver Co.	45,000	2,185,650
Clorox Co.	20,000	1,178,600
Hershey Foods Corp.	40,000	2,221,600
Kimberly-Clark Corp.	20,000	1,316,200
Procter & Gamble Co.	50,000	2,754,000
Sysco Corp.	75,000	2,862,750
W.W. Grainger, Inc.	20,000	1,332,400
William Wrigley, Jr. Co.	10,000	691,900

		14,543,100

Energy (2.6%)

BP PLC, ADR	30,000	1,752,000
Exxon Mobil Corp.	55,000	2,819,300

		4,571,300

Financial Services (18.0%)

AmSouth Bancorporation	50,000	1,295,000
Bank of America Corp.	50,000	2,349,500
Cincinnati Financial Corp.	63,000	2,788,380
Comerica, Inc.	25,000	1,525,500
Commerce Bancshares, Inc.	55,125	2,767,275
Fannie Mae	20,000	1,424,200
First Midwest Bancgroup, Inc.	30,000	1,088,700
MBNA Corp.	100,000	2,819,000
Morgan Stanley	20,000	1,110,400
Northern Trust Corp.	20,000	971,600
State Street Corp.	20,000	982,400
Suntrust Banks, Inc.	25,000	1,847,000

The Coventry Group

Boston Balanced Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares or Principal
	Amount	Value
Common Stocks, continued
T. Rowe Price Group, Inc.	40,000	$2,488,000
Wachovia Corp.	40,000	2,104,000
Wells Fargo & Co.	50,000	3,107,500
Wilmington Trust Corp.	75,000	2,711,250

		31,379,705

Health Care (12.7%)

Beckman Coulter, Inc.	25,000	1,674,750
Becton, Dickinson & Co.	50,000	2,840,000
Biomet, Inc.	50,000	2,169,500
C.R. Bard, Inc.	40,000	2,559,200
Dentsply International, Inc.	40,000	2,248,000
Henry Schein, Inc. (b)	15,000	1,044,600
Hillenbrand Industry, Inc.	25,000	1,388,500
Johnson & Johnson, Inc.	35,000	2,219,700
Medtronic, Inc.	40,000	1,986,800
Pfizer, Inc.	30,000	806,700
Saint Jude Medical, Inc. (b)	40,000	1,677,200
Stryker Corp.	30,000	1,447,500

		22,062,450

Producer Products (2.9%)

Carlisle Cos., Inc.	20,000	1,298,400
General Electric Co.	100,000	3,650,000
Neenah Paper, Inc. (b)	606	19,756

		4,968,156

Retail Stores (2.4%)

Costco Wholesale Corp.	60,000	2,904,600
TJX Cos., Inc.	50,000	1,256,500

		4,161,100

Technology (9.1%)

3M Co.	10,000	820,700
Applied Materials, Inc. (b)	50,000	855,000
Automatic Data Processing, Inc.	10,000	443,500
Dell, Inc. (b)	60,000	2,528,400
Diebold, Inc.	40,000	2,229,200
Intel Corp.	60,000	1,403,400
International Business Machines Corp.	25,000	2,464,500
Microsoft Corp.	125,000	3,338,750
Waters Corp. (b)	35,000	1,637,650

		15,721,100

Transportation (1.5%)

C.H. Robinson Worldwide, Inc.	25,000	1,388,000
United Parcel Service, Inc. Class B	15,000	1,281,900

		2,669,900

Total Common Stocks		126,947,061

Corporate Obligations (3.2%)
Basic Materials (0.2%)

Weyerhaeuser Co., 7.25%, 7/1/13	300,000	348,241

The Coventry Group

Boston Balanced Fund

Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares or Principal
	Amount	Value
Corporate Obligations, continued

Consumer Cyclicals (0.7%)

Eaton Corp., 8.90%, 8/15/06	600,000	$650,314
Leggett & Platt, Inc., 6.25%, 9/9/08	500,000	532,005

		1,182,319

Consumer Staples (0.5%)

Albertson’s, Inc., 6.66%, 7/21/08	500,000	535,606
Sysco Corp., 6.50%, 6/15/05	375,000	380,584

		916,190

Financial Services (1.8%)

Ford Credit Co., 7.20%, 6/15/07	1,000,000	1,067,243
General Electric Capital Corp., 8.30%, 9/20/09	1,000,000	1,169,590
General Motors Acceptance Corp., 6.13%, 9/15/06	825,000	846,113

		3,082,946

Total Corporate Obligations		5,529,696

U.S. Government Agency Obligations (19.9%)

Federal Farm Credit Bank (2.5%)

6.80%, 10/12/07	2,500,000	2,724,835
6.30%, 12/20/10	1,500,000	1,676,370

		4,401,205

U.S. Treasury Inflation Protected Bonds (17.4%)

3.50%, 1/15/11	17,500,000	21,805,486
3.00%, 7/15/12	7,000,000	8,295,881

		30,101,367

Total U.S. Government Agency Obligations		34,502,572

Investment Companies (3.4%)

Fifth Third Institutional Government Money Market Fund - Institutional Class	5,875,346	5,875,346

Total Investment Companies		5,875,346

Total Investments (Cost $127,101,982) (a) - 99.7%		$172,854,675

Percentages indicated are based on net assets.

(a)	At December 31, 2004 the basis of investments for federal income tax purposes was substantially the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

Unrealized appreciation	$46,993,020
Unrealized depreciation	(1,240,327)

Net unrealized appreciation	$45,752,693

(b) Represents non-income producing security.

ADR  -  American Depositary Receipt

See accompanying Notes to the Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (unaudited)	December 31, 2004

ORGANIZATION:

The Coventry Group (the “Group”) was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying schedules of portfolio investments are those of the Walden Social Balanced Fund, Walden Social Equity Fund, Boston Balanced Fund and Boston Equity Fund (individually, a “Fund”, collectively, the “Funds”). The Funds are a separate series of the Coventry Group. Financial statements for all other series are published separately.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds in preparation of the schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

SECURITY VALUATION:

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Group’s Board of Trustees.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group’s Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

SECURITY TRANSACTIONS AND RELATED INCOME:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the accretion or amortization of discount or premium. Dividend income is recorded on the ex-dividend date.

THE COVENTRY GROUP
THE SHELBY FUND
Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares
or
Principal	Security	Value
Amount	Description	$
Common Stocks (92.8%)
8,600	Alcon, Inc.	69	3,160
5,000	Apple Computer, Inc. (b)	32	2,000
30,000	ARM Holdings PLC-ADR	18	5,100
20,372	BioLase Technology, Inc.	22	1,444
3,000	C.H. Robinson Worldwide, Inc.	16	6,560
2,000	Capital One Financial Corp.	16	8,420
20,000	Circuit City Stores, Inc.	31	2,800
10,000	Comcast Corp., Special Class A (b)	32	8,400
5,000	Commerce Bancorp, Inc.	32	2,000
25,000	Corning, Inc. (b)	29	4,250
15,000	Cox Radio, Inc., Class A (b)	24	7,200
3,000	Four Seasons Hotels, Inc.	24	5,370
10,000	Genentech, Inc. (b)	54	4,400
6,000	Immucor, Inc. (b)	14	1,060
10,000	Intel Corp.	23	3,900
9,000	International Game Technology	30	9,420
10,000	Juniper Networks, Inc. (b)	27	1,900
10,000	Lamar Advertising Co. (b)	42	7,800
3,750	Legg Mason, Inc.	27	4,725
10,000	Lifeway Foods, Inc. (b)	9	1,400
6,600	LMI Aerospace, Inc. (b)	3	5,706
5,000	M & T Bank Corp.	53	9,200
400	Markel Corp. (b)	14	5,600
6,400	Martek Biosciences Corp. (b)	32	7,680
20,000	PMC-Sierra, Inc. (b)	22	5,000
10,000	Providian Financial Corp. (b)	16	4,700
14,000	S.Y. Bancorp, Inc.	33	7,400
2,500	Sepracor, Inc. (b)	14	8,425
20,000	Sinclair Broadcast Group, Inc., Class A	18	4,200
2,000	Starbucks Corp. (b)	12	4,720
20,000	TCF Financial Corp.	64	2,800
10,000	Terex Corp. (b)	47	6,500
5,000	Texas Capital Bancshares, Inc. (b)	10	8,100
20,000	Texas Instruments, Inc.	49	2,400
2,000	Toro Co.	16	2,700
2,000	USG Corp. (b)	8	0,540
5,000	Volterra Semiconductor Corp. (b)	11	0,775
20,000	Walgreen Co.	76	7,400
10,000	Xilinx, Inc.	29	6,500
30,000	XM Satellite Radio Holdings, Inc.,
	Class A (b)	1,12	8,600
3,000	Yellow Roadway Corp. (b)	16	7,130
10,000	Zimmer Holdings, Inc. (b)	80	1,200

Total Common Stocks		13,26	8,585

See notes to Schedule of Portfolio Investments.

THE COVENTRY GROUP
THE SHELBY FUND
Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares
or
Principal	Security	Value
Amount	Description	$
Preferred Stocks (3.2%)
7,500	Emmis Communications Corp.,
	Class A	345,375
2,500	Sinclair Broadcasting Group, Inc.	108,725

Total Preferred Stocks		454,100

Repurchase Agreements (10.6%)
1,512,000	Fifth Third Bank, 0.85%, 1/3/05,
	dated 12/31/04, with a maturity value
	of $1,512,107 (Fully Collateralized
	by U.S. Government Securities)	1,512,000

Total Repurchase Agreements		1,512,000

Total Investments
(Cost $11,813,327) (a) - 106.6%		$15,234,685

Percentages are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes. Cost for federal income tax purposes is $11,897,137, which differs from value by unrealized appreciation as follows:

Unrealized appreciation	$3,708,609
Unrealized depreciation	(371,061)

Net unrealized appreciation	$3,337,548

(b)	Represents non-income producing security.

ADR—American Depositary Receipt

See notes to Schedule of Portfolio Investments.

THE COVENTRY GROUP
THE SHELBY FUND
Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Percentages are based on total investments as of December 31, 2004.

Industry Diversification		Percent

Advertising		2.8%
Aerospace		0.2%
Banks	1	2.8%
Biotechnology		5.7%
Broadcasting/Cable	1	5.4%
Casinos & Gambling		2.1%
Communications Equipment		3.8%
Computer Hardware		2.2%
Construction & Building Materials		0.6%
Electronic Components – Semiconductors	1	0.1%
Financial Services		4.0%
Food		0.6%
Healthcare Equipment & Supplies		7.6%
Hotels		1.6%
Insurance		0.9%
Machinery		1.0%
Machinery — Construction & Mining		3.1%
Medical Products/Supplies		4.6%
Pharmaceuticals		0.9%
Repurchase Agreements		9.9%
Restaurants		0.8%
Retail		7.1%
Transportation Services		2.2%

Total Investments	10	0.0%

See notes to Schedule of Portfolio Investments

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND
Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares
or
Principal	Security	Value
Amount	Description	$
Common Stocks (99.4%)
2,600	3M Co.	213,382
5,000	AFLAC, Inc.	199,200
4,000	Allstate Corp.	206,880
6,750	American International Group, Inc.	443,273
5,700	Amgen, Inc. (b)	365,655
3,800	Anheuser-Busch Cos., Inc.	192,774
9,600	Applied Materials, Inc. (b)	164,160
1,150	AutoZone, Inc. (b)	105,007
11,600	Bank of America Corp.	545,083
5,125	Bank of New York Co., Inc.	171,278
1,750	Barr Laboratories, Inc. (b)	79,695
5,750	Bed Bath & Beyond, Inc. (b)	229,023
2,600	Best Buy Co., Inc.	154,492
3,188	Cardinal Health, Inc.	185,382
2,400	Chico's FAS, Inc. (b)	109,272
14,835	Cisco Systems, Inc. (b)	286,316
16,600	Citigroup, Inc.	799,788
2,900	Colgate-Palmolive Co.	148,364
2,450	Computer Sciences Corp. (b)	138,107
1,200	Constellation Brands, Inc., Class A (b)	55,812
1,100	Costco Wholesale Corp.	53,251
3,000	D.R. Horton, Inc.	120,930
5,000	Dell, Inc. (b)	210,700
3,300	Donaldson Co., Inc.	107,514
900	eBay, Inc. (b)	104,652
1,900	Emerson Electric Co.	133,190
600	FedEx Corp.	59,094
2,975	Fifth Third Bancorp	140,658
5,600	First Data Corp.	238,224
1,800	Fortune Brands, Inc.	138,924
1,350	General Dynamics Corp.	141,210
21,175	General Electric Co.	772,888
2,100	GlaxoSmithKline PLC-ADR	99,519
5,400	Health Management Associates, Inc.,
	Class A	122,688
1,900	Henry Schein, Inc. (b)	132,316
11,000	Hewlett-Packard Co.	230,670
10,125	Home Depot, Inc.	432,742
2,182	Illinois Tool Works, Inc.	202,228
1,200	Infosys Technologies, Ltd.-ADR (b)	83,172
17,350	Intel Corp.	405,817
4,600	International Business Machines Corp.	453,468
3,400	International Game Technology	116,892
8,319	Johnson & Johnson	527,591

See notes to Schedule of Portfolio Investments

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND
Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares
or
Principal	Security	Value
Amount	Description	$
1,200	Lexmark International, Inc. (b)	102,000
1,200	Lockheed Martin Corp.	66,660
5,800	Lowe's Cos., Inc.	334,021
9,700	MBNA Corp.	273,443
6,400	McDonald's Corp.	205,184
7,042	Medtronic, Inc.	349,776
18,994	Microsoft Corp.	507,330
5,900	Motorola, Inc.	101,480
5,100	National City Corp.	191,505
6,008	Nokia Corp.-ADR	94,145
3,050	Northern Trust Corp.	148,169
13,800	Oracle Corp. (b)	189,336
4,500	PepsiCo, Inc.	234,900
26,500	Pfizer, Inc.	712,584
7,000	Procter & Gamble Co.	385,560
4,850	Providian Financial Corp. (b)	79,880
4,500	QUALCOMM, Inc.	190,800
2,900	Sherwin-Williams Co.	129,427
3,900	Staples, Inc.	131,469
4,500	State Street Corp.	221,040
3,100	Stryker Corp.	149,575
6,900	SYSCO Corp.	263,373
6,249	Target Corp.	324,511
2,450	United Technologies Corp.	253,208
8,710	Wachovia Corp.	458,146
10,100	Wal-Mart Stores, Inc.	533,481
5,620	Walgreen Co.	215,639
5,000	Washington Mutual, Inc.	211,400
6,400	Wells Fargo & Co.	397,760
1,550	Zimmer Holdings, Inc. (b)	124,186

Total Common Stocks		17,401,269

Repurchase Agreements (0.9%)
154,170	Fifth Third Bank, 0.85%, 1/3/05,
	dated 12/31/04, with a maturity value
	of $154,181 (Fully Collateralized
	by U.S. Government Securities)	154,170

Total Repurchase Agreements		154,170

Total Investments
(Cost $14,411,042) (a) - 100.3%		$17,555,439

See notes to Schedule of Portfolio Investments

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND
Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes. Cost for federal income tax purposes is $14,427,319, which differs from value by unrealized appreciation as follows:

Unrealized appreciation	$3,906,845
Unrealized depreciation	(778,725)

Net unrealized appreciation	$3,128,120

(b)	Represents non-income producing security.

ADR — American Depositary Receipt

Percentages are based on total investments as of December 31, 2004.

Industry Diversification		Percent

Aerospace/Defense		2.6%
Asset Management		1.2%
Banks	1	2.1%
Beverages		2.4%
Biotechnology		2.1%
Casinos & Gambling		0.6%
Communications Equipment		3.8%
Computer Hardware		5.2%
Computers & Peripherals		0.5%
Data Processing/Management		1.3%
Distillers and Vinters		0.2%
E-Commerce & Services		0.5%
Electronic Components		0.7%
Electronic Components — Semiconductors		2.3%
Financial Services		8.0%
Food Products & Services		1.4%
Healthcare — Distributors		1.8%
Healthcare Equipment & Supplies		3.6%
Homebuilding		0.6%
Household Products		3.0%
Housewares and Specialities		0.7%
Industrial Conglomerates		5.7%
Insurance		5.0%
IT Consulting & Services		0.4%
Machinery — Industrial		1.8%
Medical – Hospitals		0.6%
Pharmaceuticals		8.2%
Repurchase Agreements		0.8%
Restaurants		1.1%
Retail	1	6.1%
Semiconductors		0.8%
Services — Data processing		0.7%
Systems Software		4.0%
Transportation Services		0.2%

Total Investments		100.0%

See notes to Schedule of Portfolio Investments

THE COVENTRY GROUP
THE SHELBY FUNDS
Notes to Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Organization:

The Coventry Group (the “Group”) was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Group offered multiple separate series, each with its own investment objective. The accompanying schedules of portfolio investments are for the Shelby Fund and The Shelby Large Cap Fund (collectively, the “Funds” and individually, a “Fund”), two series within the Group. The other funds of the Group are not included herein.

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the trustees.

Security Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for financial reporting.

Repurchase Agreements:

The Shelby Fund and the Shelby Large Cap Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers which the investment advisor, SMC Capital, Inc., deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by a Fund’s custodian or another qualified custodian.

1st Source Monogram Funds
Special Equity Fund
Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value($)
Common Stocks (90.5%)
Basic Materials (1.9%)

Sigma-Aldrich Corp.	5,700	344,622
Symyx Technologies, Inc. (b)	14,832	446,147

		790,769

Communications (7.5%)

Aeroflex, Inc. (b)	51,825	628,119
Comtech Telecommunications Corp. (b)	15,600	586,716
F5 Networks, Inc. (b)	5,600	272,832
Ixia (b)	30,655	515,311
MRV Communications, Inc. (b)	82,500	302,775
Polycom, Inc. (b)	14,100	328,812
Spectralink Corp.	39,200	555,856

		3,190,421

Consumer Cyclical (9.0%)

Brown Shoe Company, Inc.	16,600	495,178
Christopher & Banks Corp.	9,200	169,740
MSC Industrial Direct Co., Inc.	7,000	251,860
Oshkosh Truck Corp.	7,200	492,336
Outback Steakhouse, Inc.	9,600	439,488
RC2 Corp. (b)	14,700	479,220
Scan Source, Inc. (b)	9,075	564,102
Technical Olympic USA, Inc.	19,000	482,220
Tiffany & Co.	14,000	447,580

		3,821,724

Consumer Non-Cyclical (10.8%)

Charles River Associates, Inc. (b)	11,435	534,815
First Consulting Group, Inc. (b)	87,000	531,570
Healthcare Services Group	16,700	348,028
Navigant Consulting, Inc. (b)	26,000	691,600
SFBC International, Inc. (b)	8,300	327,850
Source Information Management Co. (b)	66,500	883,120
Toll Brothers, Inc. (b)	14,600	1,001,706
Yankee Candle Co. (b)	8,200	272,076

		4,590,765

Energy (6.9%)

Cal Dive International, Inc. (b)	10,500	427,875
Cooper Cameron Corp. (b)	8,500	457,385
Edge Petroleum Corp. (b)	15,500	225,990
FMC Technologies, Inc. (b)	13,000	418,600
Headwaters, Inc. (b)	7,200	205,200
Petroleum Development Corp. (b)	12,900	497,553
Rowan Cos., Inc. (b)	11,400	295,260
Spinnaker Exploration Co. (b)	11,300	396,291

		2,924,154

See notes to Schedule of Portfolio Investments

Financial (13.4%)

BFC Financial Corp. (b)	26,403	333,998
Boston Private Financial Holdings, Inc.	28,931	814,986

Fidelity Bankshares, Inc.	8,126	347,468
HCC Insurance Holdings, Inc.	9,600	317,952
Max Re Capital Ltd.	9,500	202,635
Oriental Financial Group	26,730	756,726
Pacific Capital Bancorp	23,900	812,361
Sterling Bancorp	29,040	820,380
W.R. Berkley Corp.	11,300	533,021
Webster Financial Corp.	16,000	810,240

		5,749,767

Health Care (11.2%)

America Service Group, Inc. (b)	24,200	647,834
Amsurg Corp. (b)	17,300	511,042
Angiotech Pharmaceuticals, Inc. (b)	38,000	701,100
CardioDynamics International Corp. (b)	113,327	585,901

Harvard Bioscience, Inc. (b)	155,618	720,511
Odyssey Healthcare, Inc. (b)	27,000	369,360
Par Pharmaceutical Cos., Inc. (b)	17,300	715,874
Pediatrix Medical Group, Inc. (b)	8,200	525,210

		4,776,832

Industrials (17.0%)

Celadon Group (b)	28,600	636,350
Ceradyne, Inc. (b)	15,400	881,033
Dionex Corp. (b)	8,900	504,363
Excel Technology, Inc. (b)	21,803	566,878
Idex Corp.	18,700	757,350
Kaydon Corp.	9,500	313,690
Mettler Toledo International, Inc. (b)	6,700	343,777
Molecular Devices Corp. (b)	8,900	178,890
PerkinElmer, Inc.	15,200	341,848
Photon Dynamics, Inc. (b)	19,600	475,888
Rayovac Corp. (b)	19,100	583,696
Roper Industries, Inc.	9,200	559,084
Stericycle, Inc. (b)	8,200	376,790
Waste Connections, Inc. (b)	13,350	457,238
Waters Corp. (b)	6,600	308,814

		7,285,689

Technology (11.6%)

02Micro International Ltd. (b)	31,700	362,648
Anteon International Corp. (b)	11,200	468,832
International Rectifier Corp. (b)	4,900	218,393
Micromuse, Inc. (b)	87,000	482,850
Nanometrics, Inc. (b)	32,800	528,703
Omnivision Technologies, Inc. (b)	50,000	917,500
Quality Systems, Inc. (b)	7,023	419,975
Scansoft, Inc. (b)	116,800	489,392
Skyworks Solutions, Inc. (b)	42,000	396,060
Stratasys, Inc. (b)	20,885	700,901

		4,985,254

Utilities (1.2%)

Southwest Water Co.	36,645	492,875

Total Common Stocks		38,608,250

See notes to Schedule of Portfolio Investments

Investment Companies (9.5%)

Fifth Third Prime Money Market Fund – Institutional Class	1,938,309	1,938,309
iShares Russell 2000	12,800	1,657,600
iShares Russell 2000 Growth	6,900	464,301

Total Investment Companies		4,060,210

Total (Cost $35,998,067) (a) - 100.0%		42,668,460

Percentages indicated are based on net assets.
(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,587,021. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,467,160
Unrealized depreciation	(383,788)

Net unrealized appreciation	$4,083,372

(b)	Represents non-income producing security.

See notes to Schedule of Portfolio Investments

1st Source Monogram Funds
Income Equity Fund
Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value($)
Common Stocks (94.2%)
Basic Materials (17.8%)

Alcoa, Inc.	52,000	1,633,840
Allegheny Technologies, Inc.	40,000	866,800
Anglo American PLC ADR	68,400	1,627,236
Carpenter Technology Corp.	15,000	876,900
Dow Chemical Co.	26,000	1,287,260
E. I. du Pont de Nemours & Co.	31,000	1,520,550
Eastman Chemical Co.	25,000	1,443,250
Neenah Paper, Inc. (b)	606	19,756
Olin Corp.	80,000	1,761,600
Plum Creek Timber Co., Inc.	20,000	768,800
Potash Corp. of Saskatchewan, Inc.	23,000	1,910,380
RPM, Inc.	60,000	1,179,600
Schulman, Inc.	20,000	428,200
Sherwin-Williams Co.	20,000	892,600
Temple-Inland, Inc.	13,000	889,200
WMC Resources Ltd. ADR	20,000	451,800

		17,557,772

Communications (5.6%)

Belo Corp., Series A	42,000	1,102,080
Harris Corp.	25,000	1,544,750
Nokia Corp. ADR	40,000	626,800
Sprint Corp.	70,000	1,739,500
Tribune Co.	13,000	547,820

		5,560,950

Consumer Cyclicals (9.1%)

Brown Shoe Company, Inc.	40,000	1,193,200
General Motors Corp.	20,000	801,200
Grainger (W.W.), Inc.	25,000	1,665,500
Longs Drug Stores Corp.	29,000	799,530
May Department Stores Co.	40,000	1,176,000
Newell Rubbermaid, Inc.	10,000	241,900
Sabre Holdings Corp.	50,000	1,108,000
Superior Industries International, Inc.	13,000	377,650
Whirlpool Corp.	23,000	1,591,830

		8,954,810

Consumer Non-Cyclical (8.9%)

Archer-Daniels-Midland Co.	40,000	892,400
Avery-Dennison Corp.	26,000	1,559,220
ConAgra, Inc.	30,000	883,500
H.J. Heinz Co.	27,000	1,052,730
Kimberly-Clark Corp.	20,000	1,316,200
McKesson Corp.	45,000	1,415,700
Sotheby’s Holdings Services, Inc. (b)	27,000	490,320
Supervalu, Inc.	33,000	1,139,160

		8,749,230

See notes to Schedule of Portfolio Investments

Energy (9.0%)

Anadarko Petroleum Corp.	21,000	1,361,010
GlobalSantaFe Corp.	48,000	1,589,280
Marathon Oil Corp.	45,000	1,692,450
National Fuel Gas	50,000	1,417,000
Schlumberger Ltd.	11,000	736,450
Unocal Corp.	30,000	1,297,200
Williams Cos., Inc.	50,000	814,500

		8,907,890

Financial (8.8%)

A.G. Edwards, Inc.	50,000	2,160,500
Hospitality Properties Trust	14,100	648,600
Keycorp	38,000	1,288,200
Lincoln National Corp.	25,000	1,167,000
Old National Bancorp	59,661	1,542,833
St. Paul Cos.	32,000	1,186,240
UnumProvident Corp.	40,000	717,600

		8,710,973

Health Care (9.7%)

Abbott Laboratories	30,000	1,399,500
Bristol-Myers Squibb Co.	66,000	1,690,920
Humana, Inc. (b)	70,000	2,078,300
Medco Health Solutions, Inc. (b)	30,000	1,248,000
Novartis AG ADR	25,000	1,263,500
Pfizer, Inc.	35,000	941,150
Sunrise Assisted Living, Inc. (b)	20,000	927,200

		9,548,570

Industrials (18.1%)

Avnet, Inc. (b)	73,000	1,331,520
Emerson Electric Co.	19,000	1,331,900
General Electric Co.	30,000	1,095,000
Honeywell International, Inc.	40,000	1,416,400
Pall Corp.	55,100	1,595,145
Parker-Hannifin Corp.	24,000	1,817,760
Raytheon Co.	30,000	1,164,900
Regal-Beloit Corp.	47,100	1,347,060
Shaw Group, Inc. (b)	95,000	1,695,750
Sonoco Products Co.	50,000	1,482,500
Stewart & Stevenson Services, Inc.	53,000	1,072,190
Waste Management, Inc.	50,000	1,497,000
Watts Industries, Inc., Class A	30,000	967,200

		17,814,325

Technology (3.6%)

Bea Systems, Inc. (b)	115,000	1,018,900
Diebold, Inc.	25,000	1,393,250
Hewlett-Packard Co.	52,000	1,090,440

		3,502,590

Utilities (3.6%)

American Electric Power	29,000	995,860
NiSource, Inc.	60,000	1,366,800
Southwest Gas Corp.	45,900	1,165,860

		3,528,520

Total Common Stocks		92,835,630

See notes to Schedule of Portfolio Investments

Investment Companies (2.6%)

Fifth Third Prime Money Market Fund – Institutional Class	1,914,318	1,914,318
Kayne Anderson Investment Company	25,000	625,000

Total Investment Companies		2,539,318

Preferred Stocks (0.8%)
Health Care (0.8%)

Baxter International, Inc., 7.00%, 2/16/06	14,000	790,440

Total Preferred Stocks		790,440

	Principal($)	Value($)
Convertible Bonds (1.2%)
Health Care (0.6%)

Sunrise Assisted Living, Inc., 5.25%, 2/1/09 (c)	500,000	679,375

Technology (0.6%)

Bea Systems, 4.00%, 12/15/06	550,000	551,375

Total Convertible Bonds		1,230,750

Total (Cost $74,519,299) (a) - 98.8%		97,396,138

Percentages indicated are based on net assets.
(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $(7,769). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$23,384,349
Unrealized depreciation	(499,741)

Net unrealized appreciation.	$22,884,608

(b)	Represents non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
ADR – American Depositary Receipt

See notes to Schedule of Portfolio Investments

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Principal($)	Value($)
Asset Backed Securities (14.3%)

Asset Securitization Corp., 7.10%, 8/13/29	824,291	850,939

Asset Securitization Corp., 7.32%, 1/13/30	43,458	43,591

Centex Home Equity, 7.72%, 5/25/29	561,925	575,176

Chase Commercial Mortgage Securities Corp., 7.66%, 4/15/32	294,754	303,504

Citibank Credit Card Issuance Trust, 4.95%, 2/9/09	1,000,000	1,030,602

Citibank Credit Card Issuance Trust, 3.50%, 8/16/10	1,500,000	1,485,472

Countrywide Home Loans, 4.50%, 8/25/19	2,069,479	2,078,945

CS First Boston Mortgage Securities Corp., 5.90%, 12/16/35	890,879	924,089

General Motors Acceptance Corp., 8.02%, 11/25/29 (c)	250,219	249,770

MBNA Master Credit Card Trust 99 BA, 5.90%, 8/15/11	2,090,000	2,253,370

New Century Home Equity Loan Trust, 7.39%, 5/25/29	739,750	752,733

Total Asset Backed Securities		10,548,191

Corporate Bonds (29.8%)
Bank Holding Companies (1.0%)

Marshall & Ilsley Corp., 4.375%, 8/1/09	700,000	705,968

Communications (0.7%)

Bell Telephone Co. Pennsylvania, 7.375%, 7/15/07	500,000	541,558

Computer & Data Processing Services (1.1%)

Dell Computer Corp., 6.55%, 4/15/08	750,000	813,666

Consumer Goods & Services (1.8%)

Black & Decker, 7.125%, 6/1/11	705,000	804,896
Walt Disney Co., 5.375%, 6/1/07	525,000	545,741

		1,350,637

Financial (12.7%)

Bank One Corp., 6.00%, 8/1/08	1,000,000	1,070,282
BankAmerica Corp., 7.125%, 3/1/09	500,000	558,472
Bear Stearns Co., 4.50%, 10/28/10	1,600,000	1,613,706
Cit Group, Inc., 5.10%, 12/15/07	250,000	256,761
Citigroup, Inc., 5.00%, 9/15/14 (b)	21,000	21,101
Commercial Credit Co., 10.00%, 12/1/08	1,300,000	1,573,407

See notes to Schedule of Portfolio Investments

Ford Motor Credit Co., 7.375%, 2/1/11	350,000	377,213

GMAC, 7.75%, 1/19/10	639,000	685,849
Household Finance Corp., 4.625%, 1/15/08	700,000	716,752

Morgan Stanley, 4.75%, 4/1/14	1,000,000	974,408
Torchmark Corp., 6.25%, 12/15/06	1,500,000	1,576,479

		9,424,430

Food & Related (0.9%)

Cargill, Inc., 6.15%, 2/25/08 (b)	600,000	644,195

Health Care (2.6%)

Amgen, Inc, 4.00%, 11/18/09 (b)	600,000	598,139
Amgen, Inc., 6.50%, 12/1/07	279,000	301,607
United Health Group, 3.75%, 2/10/09	1,000,000	983,940
United Healthcare Corp., 5.20%, 1/17/07	10,000	10,359

		1,894,045

Insurance (0.7%)

Allstate Financial Global Fund, 4.25%, 9/10/08 (b)	500,000	505,887

Manufacturing (3.0%)

General Electric Co., 5.00%, 2/1/13	1,600,000	1,641,543
Parker-Hannifin, 4.875%, 2/15/13	600,000	606,478

		2,248,021

Real Estate (0.6%)

HD Real Estate Funding Corp. II, 5.95%, 10/15/08 (b)	400,000	428,951

Retail (2.1%)

Costco Wholesale Corp., 5.50%, 3/15/07	1,000,000	1,039,722
CVS Corp., 4.00%, 9/15/09	500,000	497,650

		1,537,372

Special Purpose Entity (1.9%)

Targeted Return Index, 5.94%, 1/25/07 (b)(c)	892,000	923,051
Targeted Return Index, 6.96%, 1/15/12 (b)(c)	408,000	456,707

		1,379,758

Utilities (0.7%)

Indianapolis P&L, 7.375%, 8/1/07	500,000	541,603

Total Corporate Bonds		22,016,091

U.S. Government Agency Securities (45.1%)
Fannie Mae (15.5%)
4.90%, 6/13/07	1,000,000	1,009,226
2.875%, 5/19/08	1,500,000	1,464,756
4.00%, 12/15/08	1,000,000	998,940
4.00%, 11/30/09	1,000,000	1,000,889
5.50%, 7/18/12	525,000	531,328
4.75%, 2/21/13	1,000,000	993,969
5.00%, 5/25/16	297,315	302,889
4.00%, 7/25/16	424,860	425,077
5.50%, 11/1/16	359,576	372,214
6.00%, 8/1/24	839,021	872,998
5.00%, 11/1/24	1,992,754	2,002,658
6.00%, 4/25/28	256,849	256,881

See notes to Schedule of Portfolio Investments

4.225%, 10/1/32	493,480	505,728
4.80%, 11/1/34	726,053	733,116

		11,470,669

Federal Home Loan Bank (2.7%)

2.42%, 12/29/06	1,000,000	983,665
2.54%, 3/24/08 (c)	1,000,000	998,916

		1,982,581

Freddie Mac (26.9%)

5.50%, 8/1/06	142,366	144,766
2.50%, 8/25/06	500,000	499,101
3.50%, 2/13/08	2,125,000	2,102,856
4.50%, 7/1/08	1,002,730	1,015,025
3.94%, 11/20/08	1,000,000	991,047
4.375%, 7/30/09	1,600,000	1,606,282
4.75%, 10/11/12	2,000,000	1,997,506
4.50%, 12/15/13	555,054	556,360
5.00%, 1/30/14	1,500,000	1,500,405
5.50%, 5/15/15	966,023	1,000,742
4.00%, 12/15/16	863,571	854,890
4.00%, 12/15/17	945,887	944,046
5.00%, 9/1/18	1,126,848	1,145,262
4.50%, 6/15/27	1,500,000	1,503,272
4.00%, 3/15/28	1,396,907	1,393,943
3.965%, 5/1/31 (c)	678,863	702,568
3.51%, 8/1/33 (c)	753,285	755,263
3.47%, 4/20/34	1,216,918	1,202,081

		19,915,415

Total U.S. Government Agency Securities		33,368,665

U.S. Treasury Notes (6.1%)
5.625%, 5/15/08	1,300,000	1,394,351
4.25%, 11/15/13	3,100,000	3,119,496

Total U.S. Treasury Notes		4,513,847

	Shares	Value($)
Preferred Stocks (3.0%)
Financial (2.8%)

Cabco GS Cap Preferred, 3.25%, 2/15/34	20,000	495,600
UBS Preferred Funding Trust IV, 1.80%, 6/15/08	62,500	1,561,250

		2,056,850

Health Care (0.2%)

Aetna, Inc., 8.50%, 8/31/41	6,700	179,493

Total Preferred Stocks		2,236,343

Investment Companies (0.9%)

Fifth Third Prime Money Market Fund – Institutional Class	683,648	683,648

Total Investment Companies		683,648

Total (Cost $73,699,873) (a) - 99.2%		73,366,785

See notes to Schedule of Portfolio Investments

Percentages indicated are based on net assets.
(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $570,940. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$328,321
Unrealized depreciation	(1,232,349)

Net unrealized depreciation	$(904,028)

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(c)	Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect then current short-term interest rates. The rates presented in this report represent the rates that were in effect on December 31, 2004.

See notes to Schedule of Portfolio Investments

1st Source Monogram Funds
Long/Short Fund
Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value($)
Common Stocks (62.7%)
Basic Materials (3.4%)

BHP Billiton Ltd. ADR	500	12,010
Gerdau S.A. ADR	19,900	358,200
Newmont Mining Corp.	10,000	444,100

		814,310

Communications (11.9%)

Blue Nile, Inc. (b)	6,000	165,720
Nokia Corp. ADR	70,000	1,096,900
PT Telekomunikasi Indonesia ADR	9,400	197,588
SBC Communications, Inc.	14,000	360,780
Telefonos de Mexico ADR	13,000	498,160
Tribune Co.	10,000	421,400
Verizon Communications, Inc.	3,000	121,530

		2,862,078

Consumer Cyclicals (1.6%)

Office Depot, Inc. (b)	22,000	381,920

Consumer Non-Cyclical (9.6%)

Coca-Cola Co.	11,000	457,930
Colgate-Palmolive Co.	10,000	511,600
Equifax, Inc.	10,000	281,000
Fomento Economico Mexicano SA	2,000	105,220
H&R Block, Inc.	5,000	245,000
Hain Celestial Group Inc (b)	20,000	413,400
UST, Inc.	6,000	288,660

		2,302,810

Energy (3.6%)

Burlington Resources, Inc.	12,000	522,000
Enerplus Resources Fund	2,000	72,620
XTO Energy, Inc.	8,000	283,040

		877,660

Financial (8.7%)

ABN Amro Holding NV ADR	22,000	585,200
American International Group, Inc.	12,000	788,040
Barclays PLC ADR	6,000	274,080
Crescent Real Estate Equities Co.	25,000	456,500

		2,103,820

Health Care (3.1%)

Merck & Co., Inc.	8,000	257,120
Pfizer, Inc.	18,000	484,020

		741,140

Industrials (9.7%)

AGCO Corp. (b)	20,000	437,800
Cemex S.A. ADR	23,663	861,806
Symbol Technologies, Inc.	16,000	276,800
Union Pacific Corp.	6,000	403,500
Waste Management, Inc.	12,000	359,280

		2,339,186

See notes to Schedule of Portfolio Investments

Technology (9.5%)

Affiliated Computer Services (b)	6,500	391,235
Bea Systems, Inc. (b)	65,000	575,900
Diebold, Inc.	5,900	328,807
Fairchild Semiconductor International, Inc. (b)	14,000	227,640
Microsoft Corp.	20,000	534,200
Sungard Data Systems (b)	8,000	226,640

		2,284,422

Utilities (1.6%)

Companhia de Saneamento Basico ADR	25,000	374,250

Total Common Stocks		15,081,596

Preferred Stocks (3.1%)
Financial (3.1%)

Cabco GS Cap Preferred, 3.25%, 2/15/34	30,500	755,790

Total Preferred Stocks		755,790

	Principal($)	Value($)
U.S. Treasury Bills (20.7%)

1.69%, 1/13/05 (c)	5,000,000	4,997,555

Total U.S. Treasury Bills		4,997,555

U.S. Government Agency Securities (4.1%)
Federal Home Loan Bank (4.1%)
2.40%, 10/27/05	1,000,000	995,866

Total U.S. Government Agency Securities		995,866

Repurchase Agreements (4.3%)

Bear Stearns Deposit, 1.79%, purchased 12/31/04, due 1/3/05 with a maturity value of 1,029,757 (collateralized fully by U.S. Treasury Note, 1.875%, 7/15/13)	1,029,655	1,029,655

Total Repurchase Agreements		1,029,655

Total (Cost $21,548,170) (a) - 94.9%		22,860,462

Percentages indicated are based on net assets.
(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,273. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows :

Unrealized appreciation	$1,343,154
Unrealized depreciation	(33,135)

Net unrealized appreciation	$1,310,019

(b)	Represents non-income producing security.
(c)	Securities pledged with a broker as collateral for short sales.
ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments

Securities Sold Short - 5.2%

	Shares	Value($)
Common Stocks (5.2%)
Consumer Cyclicals (2.9%)

Ford Motor Co.	14,100	206,424
Herman Miller, Inc.	11,100	306,693
Steelcase, Inc., Class A	12,800	177,152

		690,269

Consumer Non-Cyclical (2.3%)

Robert Half International, Inc.	14,000	412,020
Wm. Wrigley Jr. Co.	2,000	138,380

		550,400

Total Common Stocks		1,240,669

Total (Proceeds $1,157,358) (a) - 5.2%		1,240,669

See notes to Schedule of Portfolio Investments

1st Source Monogram Funds
Diversified Equity Fund
Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

	Shares	Value($)
Common Stocks (92.7%)
Basic Materials (1.9%)

Praxair, Inc.	21,700	958,055

Communications (8.3%)

Amazon Co., Inc. (b)	16,500	730,785
Cisco Systems, Inc. (b)	43,300	835,690
Ebay, Inc. (b)	10,000	1,162,800
Juniper Networks, Inc. (b)	22,200	603,618
McGraw-Hill Cos., Inc.	10,000	915,400

		4,248,293

Consumer Cyclical (15.2%)

Harley-Davidson, Inc.	6,150	373,613
Home Depot, Inc.	25,050	1,070,637
Kohl’s Corp. (b)	14,500	712,965
McDonald’s Corp.	33,000	1,057,980
P.F. Chang’s China Bistro, Inc. (b)	15,000	845,250
PETsMART, Inc.	20,300	721,259
Starbucks Corp. (b)	16,500	1,028,940
Tiffany & Co.	12,000	383,640
Toll Brothers, Inc. (b)	6,000	411,660
Wal-Mart Stores, Inc.	9,200	485,944
Walgreen Co.	17,600	675,312

		7,767,200

Consumer Non-Cyclical (6.5%)

Apollo Group, Inc. (b)	5,250	423,728
Fortune Brands, Inc.	14,175	1,094,026
Pepsico, Inc.	19,500	1,017,900
Procter & Gamble Co.	14,000	771,120

		3,306,774

Energy (6.9%)

Apache Corp.	17,000	859,690
BP PLC ADR	8,000	467,200
Burlington Resources, Inc.	12,000	522,000
Exxon Mobil Corp.	15,000	768,900
Valero Energy Corp.	20,000	908,000

		3,525,790

Financial (13.8%)

American Express Co.	14,900	839,913
American International Group, Inc.	7,800	512,226
Bank of America Corp.	18,000	845,820
Citigroup, Inc.	24,600	1,185,228
Fannie Mae	2,000	142,420
Fifth Third Bancorp	8,000	378,240
Hartford Financial Services Group	9,300	644,583
J.P. Morgan Chase & Co.	19,600	764,596
MetLife, Inc.	17,000	688,670
Wells Fargo & Co.	16,800	1,044,120

		7,045,816

See notes to Schedule of Portfolio Investments

Health Care (19.5%)

Amgen, Inc. (b)	10,000	641,500
Biogen Idec, Inc. (b)	8,000	532,880
Boston Scientific Corp. (b)	30,000	1,066,500
Dentsply International	8,500	477,700
Edwards Lifesciences Corp. (b)	11,000	453,860
Eli Lilly & Co.	6,250	354,688
Genentech, Inc. (b)	5,000	272,200
Hillenbrand Industries, Inc.	8,000	444,320
Johnson & Johnson	16,900	1,071,798
Laboratory Corp. of America Holdings (b)	10,400	518,128
Medtronic, Inc.	20,000	993,400
Pfizer, Inc.	34,000	914,260
St. Jude Medical, Inc. (b)	12,400	519,932
Stryker Corp.	8,500	410,125
Zimmer Holdings, Inc. (b)	15,000	1,201,799

		9,873,090

Industrials (8.1%)

3M Co.	9,000	738,630
Emerson Electric Co.	5,000	350,500
FedEx Corp.	8,000	787,920
General Electric Co.	32,500	1,186,250
United Parcel Service, Inc., Class B	3,300	282,018
United Technologies Corp.	7,400	764,790

		4,110,108

Technology (12.5%)

Applied Materials, Inc. (b)	40,000	684,000
Automatic Data Processing, Inc.	6,500	288,275
Dell Computer Corp. (b)	30,700	1,293,698
Intel Corp.	44,500	1,040,855
Microsoft Corp.	39,000	1,041,690
Oracle Corp. (b)	75,750	1,039,290
Qlogic Corp. (b)	14,000	514,220
Texas Instruments, Inc.	20,000	492,400

		6,394,428

Total Common Stocks		47,229,554

Investment Companies (7.4%)

Fifth Third Prime Money Market Fund – Institutional Class	3,198,326	3,198,326
Semiconductor Holders Trust	17,300	577,128

Total Investment Companies		3,775,454

Total (Cost $43,890,005) (a) - 100.1%		51,005,008

Percentages indicated are based on net assets.
(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $77,731. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$8,260,326
Unrealized depreciation	(1,223,054)

Net unrealized appreciation.	$7,037,272

(b)	Represents non-income producing security.
ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments

Notes to Schedules of Portfolio Investments (unaudited)	December 31, 2004

Organization:

     The Coventry Group (the “Group”) was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Group contains the following 1st Source Monogram Funds (individually a “Fund,” collectively the “Funds”):

Fund	Short Name
1st Source Monogram Income Equity Fund	Income Equity Fund
1st Source Monogram Diversified Equity Fund	Diversified Equity Fund
1st Source Monogram Special Equity Fund	Special Equity Fund
1st Source Monogram Income Fund	Income Fund
1st Source Monogram Long/Short Fund	Long/Short Fund

Financial statements for all other series of the Group are published separately.

Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts for the period. Actual results could differ from those estimates.

Securities Valuation:

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Group’s Board of Trustees.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group’s Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

Repurchase Agreements:

     The Funds may enter into repurchase agreements with a bank or broker-dealers which the Advisor deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Written Options:

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Security Transactions and Related Income:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

Short Sales Transactions:

     The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Liabilities for securities sold short are reported at market value in the schedules of portfolio investments.

Signal Tax-Exempt Income Fund
Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

	Municipal Bonds — 96.5%
	Alabama — 1.0%
$210,000	Daphne Alabama, GO, Callable 2/1/13	4.00%	8/1/14	$214,799
	@ 100, Insured by: AMBAC

	California — 1.2%
250,000	La Mirada California Redevelopment	4.25	8/15/19	252,253
	Agency, Callable 8/15/14 @ 100,
	Insured by: FSA

	Georgia — 0.5%
100,000	Athens Georgia Student Housing Authority	4.00	12/1/14	102,520
	Revenue, Callable 12/1/12 @ 100,
	Insured by: AMBAC

	Illinois — 5.2%
200,000	Du Page County Illinois High School	5.05	12/1/14	209,390
	District, Series A, GO, Callable 12/1/07
	@ 100
500,000	Illinois State, GO, Callable 9/1/06 @	5.40	9/1/08	533,204
	102, Insured by: FGIC
300,000	Northlake Illinois, Series A, GO,	5.00	6/1/14	323,097
	Callable 12/1/08 @ 100, Insured by: AMBAC

				1,065,691

	Indiana — 64.1%
200,000	Blackford County Indiana School	5.00	7/15/11	209,404
	Building Corp., Callable 7/15/06 @ 101,
	Insured by: AMBAC
260,000	Bloomington Indiana Municipal	4.80	8/1/12	272,173
	Facilities Corp., Callable 2/1/08 @ 101
400,000	Carmel Indiana Redevelopment	5.15	7/1/11	421,303
	Authority, Callable 7/1/06 @101, Insured
	by: MBIA
200,000	Carmel Indiana Redevelopment	4.25	8/1/11	211,624
	Authority, Insured by: MBIA
150,000	Clarksville Indiana High School	5.00	7/15/14	161,786
	Building Corp., Callable 7/15/08 @ 101,
	Insured by: MBIA
225,000	Cloverdale Indiana Multi-School	4.95	1/15/11	240,971
	Building Corp., Callable 1/15/08 @ 102,
	Insured by: MBIA
300,000	Crawfordsville Indiana Elementary	5.13	7/15/13	317,898
	School Building Corp., Callable 1/15/07
	@ 101, Insured by: FSA
200,000	Crown Point Indiana Multi-School	4.80	1/15/14	210,786
	Building Corp., Callable 7/15/09 @ 101,
	Insured by: MBIA

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

295,000	Delaware County Indiana Edit Corp.,	5.00	12/1/12	316,216
	Callable 12/1/07 @ 101, Insured by:
	MBIA
400,000	Delaware County Indiana Hospital	5.00	8/1/16	432,243
	Authority, Callable 8/1/08 @ 102,
	Insured by: AMBAC
125,000	Eagle Union Middle School Building	4.85	7/5/15	132,496
	Corp. Indiana, Callable 7/5/11 @ 100,
	Insured by: AMBAC
300,000	Elkhart County Indiana Corrections	4.13	12/1/19	298,833
	Complex, Callable 6/1/14, Insured by:
	MBIA
165,000	Elkhart Indiana Community Schools,	4.95	7/15/06	171,425
	GO
100,000	Fall Creek Indiana Regulatory Waste	4.70	3/1/13	106,304
	District, Callable 9/1/10 @ 100, Insured
	by: MBIA
200,000	Fishers Indiana Redevelopment Authority Lease Revenue	4.50	7/15/20	204,694
	Callable: 7/15/13 @100, Insured by:
	AMBAC
225,000	Fort Wayne Indiana South Side School	4.75	1/15/12	234,203
	Building Corp., Callable 7/15/06 @ 102,
	Insured by: FSA
260,000	Greencastle Indiana Multi-School	4.10	1/10/13	269,357
	Building Corp., Callable 7/10/12 @100,
	Insured by: FGIC
300,000	Greencastle Indiana Waterworks	4.25	7/1/13	311,952
	Revenue, Callable 1/1/12 @ 100,
	Insured by: MBIA
125,000	Hammond Indiana School Building	3.00	1/15/09	126,518
	Corp.
275,000	Indiana Bank Revenue, Insured by:	4.00	4/1/09	288,318
	MBIA
290,000	Indiana Bank Revenue, Series A,	4.60	2/1/13	306,469
	Callable 2/1/09 @ 102, Insured by:
	FSA
265,000	Indiana Bank Revenue, Series A,	4.80	2/1/13	278,833
	Callable 2/1/08 @ 101
470,000	Indiana Health Facilities Financing	5.50	2/15/10	511,462
	Authority, Callable 8/15/07 @ 102,
	Insured by: RADIAN
325,000	Indiana State Educational Facilities	4.95	10/15/12	345,088
	Authority, Callable 10/15/08 @ 101
300,000	Indiana State Office Building	4.70	7/1/11	317,019
	Community Facilities, Series A, Callable
	7/1/08 @ 101
300,000	Indiana University Revenue, Series L,	5.00	8/1/12	323,508
	Callable 8/1/08 @ 101
100,000	Indianapolis-Marion County Indiana	4.10	7/1/14	102,991
	Public Library, Series A, GO, Callable
	7/1/10 @ 101
300,000	Johnson County Indiana, GO, Insured	4.10	7/15/07	312,585
	by: FSA
75,000	Marion County Indiana Convention and	5.00	6/1/12	80,903
	Recreational Facilities Authority, Series
	A, Callable 6/1/08 @ 101
275,000	Mithcell Indiana Multi-School Building	4.65	7/5/13	296,401
	Corp.
200,000	Monroe County Indiana Community	5.25	7/1/12	215,432
	School Corp., Callable 1/1/07 @ 102,

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

	Insured by: MBIA
300,000	Montgomery County Jail, Callable	4.00	7/15/16	299,721
	1/15/15 @ 100, Insured by: FSA
150,000	Mt. Vernon of Hancock County Indiana	4.70	1/15/12	161,147
	Multi-School Building Corp., Series B,
	Callable 7/15/11 @ 100, Insured by:
	AMBAC
200,000	Munster Indiana School Building Corp.,	4.60	7/5/10	212,772
	Callable 7/5/08 @ 101, Insured by:
	FSA
400,000	North Montgomery Indiana High	5.05	7/15/15	427,371
	School Building Corp., Callable 1/15/11
	@ 100, Insured by: FGIC
100,000	Northwest Allen County Indiana Middle	4.75	1/15/12	105,836
	School Building Corp., Callable 1/15/09
	@ 101, Insured by: MBIA
200,000	Northwest Allen County Indiana Middle	4.90	1/15/14	210,628
	School Building Corp., Callable 1/15/09
	@ 101, Insured by: MBIA
400,000	Perry Township Indiana Multi-School	5.00	7/15/13	418,932
	Building Corp., Callable 7/15/06 @ 101,
	Insured by: AMBAC
240,000	Perry Township Indiana Multi-School	4.63	1/15/15	251,736
	Building Corp., Callable 7/15/10 @101,
	Insured by: FGIC
300,000	Porter County Indiana Jail Building	5.00	7/10/16	319,176
	Corp., Callable 7/10/11 @ 100, Insured
	by: FSA
275,000	Princeton Indiana Sewer Works	4.50	5/1/13	279,832
	Revenue, Callable 5/1/09 @ 101
50,000	Purdue University Indiana Certificates	4.50	7/1/09	52,773
	Participation, Callable 7/1/08 @ 100
250,000	Rochester Indiana Community School	5.00	7/15/13	272,000
	Building Corp., Callable 7/15/08 @ 102,
	Insured by: AMBAC
200,000	South Bend Indiana Community	4.60	7/1/13	210,688
	School Building Corp., Callable 1/1/10
	@ 101, Insured by: FSA
225,000	South Bend Indiana Community	5.10	7/1/17	242,649
	School Building Corp., Callable 1/1/10
	@ 101, Insured by: FSA
400,000	Sunman-Dearbon Indiana High School,	4.00	7/15/12	415,280
	Insured by: MBIA
300,000	Terre Haute Indiana, Callable 1/1/15	4.00	7/1/17	299,121
	@ 100, Insured by: AMBAC
125,000	Terre Haute Indiana San District, GO,	4.60	7/1/10	131,589
	Callable 1/1/07 @ 102, Insured by:
	AMBAC
200,000	Vinton-Tecumseh Indiana School	5.00	7/5/13	210,978
	Building Corp., Callable 1/5/08 @ 101,
	Insured by: SAW
300,000	Warren Township Indiana School	5.00	7/5/14	323,517
	Building Corp., Callable 7/5/08 @ 101,
	Insured by: FSA
275,000	Whitley County Indiana Middle School	4.80	1/10/11	292,823
	Building Corp., Callable 7/10/08 @ 101,
	Insured by: FSA

				13,167,764

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

	Kentucky — 2.2%
250,000	Jessamine County Kentucky School	4.00	1/1/14	258,203
	District, Insured by: AMBAC
185,000	Kentucky Rural Water Financial Corp., Series C,	3.88	2/1/14	189,336
	Callable 02/01/12 @ 101, Insured by:
	MBIA

				447,539

	Michigan — 5.1%
250,000	Green Oak Township Michigan - Sewer,	4.00	5/1/17	252,045
	GO, Callable 5/1/12 @ 100, Insured by:
	MBIA
300,000	Macomb Township Michigan Building	4.75	4/1/16	316,023
	Authority, GO, Callable 4/1/11 @ 100,
	Insured by: AMBAC
150,000	Michigan Higher Education Facilities	5.00	12/1/20	155,645
	Authority Revenue, Callable 12/1/12 @
	100
320,000	Warren Michigan Downtown	4.00	10/1/14	330,954
	Development, GO, Insured by: MBIA

				1,054,667

	Missouri — 1.5%
300,000	Jefferson County Missouri School	4.35	3/1/16	314,301
	District, GO, Callable 3/1/14 @ 100,
	Insured by: MBIA

	Nevada — 1.3%
250,000	University of Nevada Community	4.45	7/1/12	265,618
	College, Series A, Callable 7/1/11 @
	100, Insured by: FGIC

	Pennsylvania — 0.8%
150,000	Pennsylvania State Higher Educational	5.38	7/1/23	159,395
	Facilities Authority College & University
	Revenue, Callable 7/1/11 @ 100,
	Insured by: ASST GTY

	Texas — 3.2%
350,000	Brownsville Texas, GO, Callable	4.00	2/15/17	349,321
	2/15/14 @ 100, Insured by: AMBAC
300,000	Travis County Texas, Series A, GO,	4.75	3/1/15	309,288
	Callable 3/1/08 @ 100

				658,609

	Utah — 1.0%
200,000	South Davis Recreation District Utah,,	4.38	1/1/20	202,016
	Callable 1/1/15 @ 100, Insured by:
	XLCA

	Washington — 4.1%
200,000	Seattle Washington Light and Power	3.25	8/1/11	200,350
	Revenue, Insured by: FSA
300,000	Washington State, Series 2003A, GO,	5.00	7/1/14	325,305
	Callable 7/1/12 @ 100
300,000	Washington State, Callable 4/1/14 @	4.25	10/1/15	311,844
	100, Insured by: MBIA

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

				837,499

	Wisconsin — 5.3%
400,000	Chilton Wisconsin School District,	4.00	4/1/13	412,156
	Callable 4/1/12, Insured by: FGIC
50,000	Elmbrook Wisconsin School District,	4.13	4/1/15	50,796
	GO, Callable 4/1/12 @ 100
300,000	Janesville Wisconsin School District,	4.00	3/1/12	306,324
	GO, Callable 3/1/08 @ 100, Insured by:
	FGIC
200,000	Wisconsin State Clean Water Revenue,	4.85	6/1/18	208,264
	Series 1, Callable 6/1/08 @ 100
100,000	Wisconsin State Health & Educational	5.38	2/15/22	101,109
	Facilities Authority Revenue, Callable
	2/15/09 @ 101

				1,078,649

	Total Municipal Bonds
	(cost - $18,951,920)			19,821,320

	Treasury Bills — 1.9%
	US Treasuries — 1.9%
400,000	U.S. Treasury Bills	2.05	1/6/05	400,000

	Total Treasury Bills
	(cost - $400,000)			400,000

	INVESTMENT COMPANIES — 5.2%
1,059,029	Huntington Money Market Fund - Trust Class			$1,059,029

	Total INVESTMENT COMPANIES
	(cost - $1,059,029)			1,059,029
	Total Investments - 103.6%
	(cost - $20,410,949)*			21,280,349

Percentages indicated are based on net assets.

* Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$878,140
Unrealized depreciation	(8,740)

Net unrealized appreciation (depreciation)	$869,400

AMBAC — AMBAC Indemnity Corp.
ASST GTY — Asset Guaranty
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance, Inc.
GO — General Obligation
MBIA — Municipal Bond Insurance Assoc.
RADIAN — RADIAN Guaranty, Inc.
SAW — State Aid Withholding
XLCA — XL Capital Assurance, Inc.

See notes to schedule of portfolio investments.

Signal Money Market Fund
Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

	Commercial Paper — 51.8%
	Asset Backed Securities — 1.4%
$1,500,000	Old Line Funding Corp.* (a)	2.25%	1/10/05	$1,499,156

	Bank holding companies — 4.2%
3,000,000	Greenwich Capital**	2.36	1/14/05	3,000,000
1,500,000	Northern Trust*	2.22	1/31/05	1,497,225

				4,497,225

	Finance Services — 24.8%
3,000,000	Abn Amro*	2.30	1/31/05	2,994,251
1,000,000	Amsterdam Funding* (a)	2.26	1/11/05	999,372
3,500,000	Barton Capital* (a)	2.33	1/21/05	3,495,470
2,500,000	Delaware Funding* (a)	2.33	1/26/05	2,495,955
2,000,000	Edison Asset Securities* (a)	2.25	1/7/05	1,999,250
2,500,000	Fairway Finance* (a)	2.33	1/13/05	2,498,058
2,000,000	Fountain Square* (b)	2.34	1/27/05	1,996,620
2,000,000	Kitty Hawk Funding* (a)	2.34	1/27/05	1,996,620
2,000,000	Steamboat Funding* (a)	2.33	1/6/05	1,999,353
2,000,000	Three Pillars Funding* (a)	2.34	1/14/05	1,998,310
2,000,000	Three Pillars Funding* (a)	2.35	1/20/05	1,997,519
2,000,000	Windmill Funding* (a)	2.14	1/10/05	1,998,930

				26,469,708

	Foreign Bank & Branches & Agencies
	— 7.8%
3,700,000	CBA Finance*	2.37	3/3/05	3,684,954
1,500,000	Dexia*	2.35	3/1/05	1,494,223
1,700,000	HBOS Treasury Service*	2.23	2/1/05	1,696,736
1,500,000	Societe Generale*	2.32	3/1/05	1,494,297

				8,370,210

	National Banks, Commercial — 1.9%
2,000,000	Citicorp*	2.31	1/12/05	1,998,588

	Personal Credit Institutions — 7.0%
1,500,000	America Honda Finance*	2.14	1/5/05	1,499,643
3,000,000	General Electric Capital Corp.*	2.16	1/6/05	2,999,100
3,000,000	Toyota Motor Credit Corp.*	2.21	2/8/05	2,993,002

				7,491,745

	Security Brokers & Dealers — 4.7%
2,500,000	Goldman Sachs*	2.33	1/4/05	2,499,514
2,500,000	Morgan Stanley Dean Whitter*	2.34	1/28/05	2,495,613

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

				4,995,127

	Total Commercial Paper
	(cost - $55,321,759)			55,321,759

	U.S. Government Agencies —
	14.9%
2,000,000	Fannie Mae*	2.23	2/3/05	1,995,912
2,000,000	Fannie Mae*	2.30	2/9/05	1,995,017
1,000,000	Fannie Mae*	1.40	2/15/05	999,282
2,000,000	Fannie Mae*	2.40	3/16/05	1,990,133
1,000,000	Federal Home Loan Bank	2.25	10/20/05	1,000,000
1,000,000	Federal Home Loan Bank	2.82	12/16/05	1,000,000
3,000,000	Freddie Mac*	2.25	1/11/05	2,998,125
1,000,000	Freddie Mac*	2.10	2/18/05	997,200
1,000,000	Freddie Mac	1.38	2/25/05	1,000,000
2,000,000	Freddie Mac*	2.59	6/14/05	1,976,402

	Total U.S. Government Agencies
	(cost - $15,952,071)			15,952,071

	Repurchase Agreements — 20.3%
2,700,000	Bank of America Corp. (Dated 12/31/04, proceeds at maturity
	$2,700,349, fully collateralized by various U.S. Treasury Notes)	1.55	1/3/05	2,700,000
5,000,000	Goldman Sachs Group, Inc. (Dated 12/31/04, proceeds at maturity
	$5,000,629, fully collateralized by various U.S. Treasury Notes)	1.51	1/3/05	5,000,000
5,000,000	JP Morgan (Dated 12/31/04, proceeds at maturity $5,000,563,
	fully collateralized by various U.S. Treasury Notes)	1.35	1/3/05	5,000,000
5,000,000	Morgan Stanley (Dated 12/31/04, proceeds at maturity $5,000,633,
	fully collateralized by various U.S. Treasury Notes)	1.52	1/3/05	5,000,000
4,000,000	Wachovia (Dated 12/31/04, proceeds at maturity $4,000,533,
	fully collateralized by various U.S. Treasury Notes)	1.60	1/3/05	4,000,000

	Total Repurchase Agreements
	(cost - $21,700,000)			21,700,000

	Certificates of Deposit — 10.7%
	Foreign Bank & Branches & Agencies
	— 7.0%
1,500,000	Abn Amro**	2.33	3/18/05	1,499,867
2,000,000	CIBC	2.29	2/1/05	2,000,000
2,000,000	Royal Bank of Scotland	2.28	2/22/05	2,000,000
2,000,000	Toronto-Dominion Bank	2.47	3/28/05	1,999,999

				7,499,866

	National Banks, Commercial — 1.4%
1,500,000	Wells Fargo Bank	2.22	2/1/05	1,500,000

	Security Brokers & Dealers — 2.3%
2,500,000	Credit Suisse	2.35	1/19/05	2,500,013

	Total Certificates of Deposit

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

	(cost - $11,499,879)			11,499,879

	Investment Companies — 1.6%
1,072,410	BlackRock Provident Institutional	2.19	1/1/99	1,072,410
	TempFund**
104,840	Goldman Sachs Financial Square	2.06	1/1/99	104,840
	Prime Obligations Fund**
563,376	Merrill Lynch Premier Institutional	2.15	1/1/99	563,376
	Fund**

	Total Investment Companies
	(cost - $1,740,626)			1,740,626

	Corporate Bonds — 0.9%
	Financial Services — 0.9%
1,000,000	J.P. Morgan Chase**	2.69	3/7/05	1,000,432

	Total Corporate Bonds
	(cost - $1,000,432)			1,000,432

	Total Investments - 100.2%
	(cost - $107,214,767)***			107,214,767

Percentages indicated are based on net assets.

* Discount Note securities. The rate reflected on the Schedule of Portfolio Investment is the effective yield at the time of purchase.

** Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflect on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

*** Cost for federal income tax purposes is the same.

(a)	4-2 security exempt from registration under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to schedule of portfolio investments.

Signal Large Cap Growth Fund
Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

SHARES OR
PRINCIPAL
AMOUNT	SECURITY DESCRIPTION	VALUE

	Common Stocks — 93.9%
	Aerospace/Defense — 1.1%
3,900	United Technologies Corp.	$403,065

	Air Freight & Logistics — 1.2%
8,000	Expeditors International of Washington, Inc.	447,040

	Banking — 4.4%
18,100	Bank of America Corp.	850,519
25,000	U.S. Bancorp	783,000

		1,633,519

	Chemicals - Specialty — 0.7%
7,200	Ecolab, Inc.	252,936

	Communications Equipment — 3.6%
24,000	Cisco Systems, Inc. (a)	463,200
20,000	Qualcomm, Inc.	848,000

		1,311,200

	Computer Hardware — 2.1%
18,000	Dell Computer Corp. (a)	758,520

	Computers - Memory Devices — 1.3%
32,000	EMC Corp. (a)	475,840

	Computers, peripherals & software — 0.5%
4,000	SAP Ag	176,840

	Construction Materials — 1.7%
10,500	Florida Rock Industries, Inc.	625,065

	Consumer Finance — 1.8%
24,000	MBNA Corp.	676,560

	Consumer Non-Durable — 0.5%
3,500	Procter & Gamble Company	192,780

	Consumer Products - Miscellaneous — 1.2%
5,900	Fortune Brands, Inc.	455,362

	Cruise Lines — 1.6%
10,500	Carnival Corp.	605,115

	Distiller & Vintners — 2.6%
21,000	Constellation Brands, Inc. (a)	976,710

	Diversified Financial Services — 2.6%

SHARES OR
PRINCIPAL
AMOUNT	SECURITY DESCRIPTION	VALUE

19,700	Citigroup, Inc.	949,146

	Diversified Manufacturing Operations — 0.9%
7,700	Dover Corp.	322,938

	Exchange Traded Funds — 0.9%
11,000	Financial Select Sector SPDR	335,830

	Finance - Investment Bankers and Brokers — 6.7%
8,000	Goldman Sachs Group, Inc.	832,320
16,000	J.P. Morgan Chase & Co.	624,160
14,250	Legg Mason, Inc.	1,043,955

		2,500,435

	Food Distributors — 1.3%
12,500	Sysco Corp.	477,125

	General Merchandise — 1.4%
9,700	Target Corp.	503,721

	Gold Mining — 0.6%
5,000	Newmont Mining Corp.	222,050

	Healthcare - Equipment — 3.6%
13,000	Medtronic, Inc.	645,710
14,000	Stryker Corp.	675,500

		1,321,210

	Hotels & Motels — 1.4%
9,000	Choice Hotels International, Inc.	522,000

	Hyper Markets & Super Centers — 0.9%
6,000	Wal-Mart Stores, Inc.	316,920

	Industrial Conglomerates — 3.9%
7,000	3M Co.	574,490
24,000	General Electric Co.	876,000

		1,450,490

	Industrial Gases — 1.1%
9,600	Praxair, Inc.	423,840

	Insurance-Multi-Line — 1.6%
9,000	American International Group, Inc.	591,030

	Insurance: Multi-Line — 2.8%
9,000	Wellpoint, Inc. (a)	1,035,000

	Internet Service Providers — 1.0%
3,300	Ebay, Inc. (a)	383,724

	Machinery - Industrial — 6.1%
13,400	Danaher Corp.	769,294
7,200	Illinois Tool Works, Inc.	667,296
10,000	Ingersoll-Rand Co. - ADR	803,000

		2,239,590

SHARES OR
PRINCIPAL
AMOUNT	SECURITY DESCRIPTION	VALUE

	Medical Products — 1.2%
10,000	Biomet, Inc.	433,900

	Oil & Gas - Integrated — 3.2%
10,300	BP PLC - ADR	601,520
11,300	Exxon Mobil Corp.	579,238

		1,180,758

	Oil & Gas Exploration Services — 3.2%
10,300	Apache Corp.	520,871
11,000	Noble Energy, Inc.	678,260

		1,199,131

	Oil Field Machinery and Equipment — 1.8%
12,000	Smith International, Inc. (a)	652,920

	Personal Products — 0.9%
9,000	Avon Products, Inc.	348,300

	Pharmaceuticals — 3.8%
5,200	Barr Laboratories, Inc. (a)	236,808
15,500	Caremark Rx, Inc. (a)	611,165
3,500	Johnson & Johnson	221,970
13,000	Pfizer, Inc.	349,570

		1,419,513

	Prepackaged software — 1.6%
11,000	DST Systems, Inc. (a)	573,320

	Radio & TV communications equipment — 0.6%
2,800	L-3 Communications Holdings, Inc.	205,072

	Retail - Apparel — 0.5%
8,000	TJX Cos., Inc.	201,040

	Retail - Apparel/Shoe — 1.4%
11,100	Chico’s Fas, Inc. (a)	505,383

	Retail - Computer/Electronics — 1.3%
8,000	Best Buy Co., Inc.	475,360

	Retail - Drugs — 1.1%
10,900	Walgreen Co.	418,233

	Retail - Home Improvement — 2.9%
18,800	Lowe's Cos., Inc.	1,082,692

	Semiconductors — 0.8%
12,000	Intel Corp.	280,680

	Soft Drinks — 2.3%
16,000	PepsiCo, Inc.	835,200

	Systems Software — 5.0%
15,000	Adobe Systems, Inc.	941,100
12,000	Microsoft Corp.	320,520
22,500	Symantec Corp. (a)	579,600

SHARES OR
PRINCIPAL
AMOUNT	SECURITY DESCRIPTION	VALUE

		1,841,220

	Telephone - Integrated — 0.5%
4,200	Verizon Communications	170,142

	Utilities - Electric — 0.7%
3,700	FPL Group, Inc.	276,575

	Total Common Stocks
	(cost - $25,452,961)	34,685,040

	INVESTMENT COMPANIES — 2.7%
981,810	Huntington Money Market Fund - Trust Class	981,810

	Total INVESTMENT COMPANIES
	(cost - $981,810)	981,810

	U.S. Government Agencies — 2.7%
1,000,000	Federal Home Loan Bank*, 2.12%, 1/11/05	$999,513

	Total U.S. Government Agencies
	(cost - $999,411)	999,513

	Total Investments - 99.3%
	(cost - $27,434,182)**	36,666,363

Percentages indicated are based on net assets.

* Discount note. The rate shown is the effective yield at the time of purchase.

** Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,280,662
Unrealized depreciation	(48,481)

Net unrealized appreciation (depreciation)	$9,232,181

(a) Non-income producing securities.
ADR – American Depositary Receipt

See notes to schedule of portfolio investments.

Signal Income Fund
Schedule of Portfolio Investments
December 31, 2004
(Unaudited)

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

	Corporate Bonds — 36.4%
	Aerospace/Defense — 0.8%
$ 750,000	General Dynamics Corp.	4.50%	8/15/10	$766,349

	Banking — 8.0%
500,000	Bank of America Corp.	5.38	6/15/14	521,788
500,000	Credit Suisse First Boston USA, Inc.	4.63	1/15/08	512,350
1,000,000	Credit Suisse First Boston USA, Inc.	6.13	11/15/11	1,090,474
105,000	First Union National Bank, BKNT	5.80	12/1/08	112,094
300,000	MBNA Bank	5.38	1/15/08	313,331
500,000	MBNA Corp.	6.13	3/1/13	535,864
500,000	U.S. Bancorp	5.10	7/15/07	517,141
750,000	U.S. Bancorp	3.95	8/23/07	757,207
455,000	U.S. Bancorp	5.70	12/15/08	482,930
1,000,000	Washington Mutual Bank	5.50	1/15/13	1,032,704
1,000,000	Washington Mutual Bank	5.65	8/15/14	1,034,388
500,000	Wells Fargo Co.	3.50	4/4/08	496,862

				7,407,133

	Beverages — 0.2%
180,000	Coca-Cola Enterprises, Inc.	5.38	8/15/06	185,701

	Brewery — 0.5%
500,000	Anheuser Busch	4.70	4/15/12	511,159

	Computer Hardware — 0.8%
110,000	Hewlett-Packard Co.	7.15	6/15/05	112,094
500,000	Hewlett-Packard Co.	5.75	12/15/06	520,571
100,000	International Business Machines Corp.	4.88	10/1/06	102,683

				735,348

	Department Stores — 0.9%
750,000	Target Corp.	5.88	3/1/12	816,673

	Electric & Electronic Equipment — 1.4%
1,300,000	General Electric Co.	5.00	2/1/13	1,333,755

	Financial Services — 13.2%
125,000	Alliance Capital Management	5.63	8/15/06	129,185
500,000	American General Finance Corp.	4.00	3/15/11	484,903
100,000	Associates Corp., MTN	7.55	7/17/06	106,126
500,000	Associates Corp.	6.88	11/15/08	551,890
500,000	Boeing Capital Corp.	5.80	1/15/13	539,315
400,000	CIT Group, Inc.	5.00	2/13/14	399,344

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

750,000	Countrywide Financial	4.25	12/19/07	758,382
157,000	Ford Motor Credit Co.	5.05	4/20/05	157,752
625,000	Ford Motor Credit Co.	6.13	1/9/06	640,135
250,000	General Electric Capital Corp.	4.25	1/28/05	250,286
345,000	General Electric Capital Corp., MTN	6.13	2/22/11	377,910
500,000	General Motors Acceptance Corp.	6.15	4/5/07	513,836
75,000	Goldman Sachs Group, Inc.	6.88	1/15/11	84,613
400,000	Goldman Sachs Group, Inc.	5.15	1/15/14	405,364
250,000	Household Finance Corp.	8.00	7/15/10	294,234
500,000	Household Finance Corp.	4.75	7/15/13	496,124
300,000	International Lease Finance Corp.	5.63	6/1/07	313,462
20,000	J.P. Morgan & Co., Inc.	5.75	10/15/08	21,219
155,000	J.P. Morgan & Co., Inc., MTN	6.00	1/15/09	165,742
395,000	J.P. Morgan Chase Bank	6.13	11/1/08	423,933
500,000	J.P. Morgan Chase Bank	5.75	1/2/13	529,835
500,000	J.P. Morgan Chase Bank	5.25	5/1/15	505,667
500,000	Morgan Stanley	3.63	4/1/08	497,265
400,000	Morgan Stanley	4.25	5/15/10	400,045
700,000	Morgan Stanley	4.75	4/1/14	682,085
1,000,000	Prudential Financial, Inc.	4.50	7/15/13	966,511
500,000	SLM Corp.	5.38	1/15/13	517,217
500,000	SLM Corp.	5.38	5/15/14	516,366
500,000	Verizon Global Funding Corp.	4.00	1/15/08	504,155

				12,232,901

	Food Products & Services — 0.5%
140,000	Campbell Soup Co.	6.90	10/15/06	147,888
300,000	Kraft Foods, Inc.	4.00	10/1/08	300,239

				448,127

	Insurance — 1.6%
1,000,000	Everest Reinsurance Holding	5.40	10/15/14	1,002,736
500,000	GE Global Insurance	6.45	3/1/19	519,763

				1,522,499

	Insurance / Life — 0.6%
513,000	Lincoln National Corp.	6.50	3/15/08	554,972

	Investment Management and
	Advisory Services — 0.5%
500,000	FMR Corp.*	4.75	3/1/13	498,863

	Medical - Drugs — 2.1%
800,000	Bristol-Meyers Squibb Co.	5.75	10/1/11	856,782
1,000,000	Wyeth	5.50	2/1/14	1,034,587

				1,891,369

	Printing & Publishing — 0.9%
630,000	New York Times Co., MTN	6.95	11/18/09	706,054
155,000	Tribune Co., MTN	5.50	10/6/08	163,170

				869,224

	Real Estate Operation/Development — 0.4%

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

350,000	Eop Operating Limited Partnership	4.75	3/15/14	338,579

	Restaurants — 0.3%
280,000	McDonald’s Corp.	6.00	4/15/11	304,812

	Retail — 0.2%
200,000	Sherwin-Williams Co.	6.85	2/1/07	212,688

	Semiconductor Equipment — 0.4%
400,000	Applied Materials, Inc.	7.00	9/6/05	410,214

	Telecommunications — 1.2%
1,000,000	Verizon New York, Inc.	6.88	4/1/12	1,122,478

	Utilities - Electric — 1.9%
95,000	National Rural Utilities	6.00	5/15/06	98,403
950,000	National Rural Utilities	3.25	10/1/07	940,243
200,000	Tennessee Valley Authority, Series A	5.63	1/18/11	214,866
500,000	Union Electric Co.	6.75	5/1/08	543,445

				1,796,957

	Total Corporate Bonds
	(cost - $33,473,140)			33,959,801

	U.S. Government Agencies — 45.2%
500,000	Fannie Mae**	1.81	1/26/05	499,301
1,000,000	Fannie Mae**	1.99	3/23/05	994,865
230,000	Fannie Mae	6.55	9/12/05	236,026
350,000	Fannie Mae, MTN	6.89	4/25/06	366,896
300,000	Fannie Mae	5.25	6/15/06	308,848
400,000	Fannie Mae	7.13	3/15/07	432,107
1,000,000	Fannie Mae	3.63	7/27/07	1,000,149
1,000,000	Fannie Mae	4.00	9/2/08	1,005,219
250,000	Fannie Mae	5.25	1/15/09	263,925
200,000	Fannie Mae	4.25	7/28/10	199,517
150,000	Fannie Mae	6.25	2/1/11	164,447
1,000,000	Fannie Mae, Callable 3/9/05 @ 100	4.55	3/9/11	1,000,038
750,000	Fannie Mae	5.38	11/15/11	798,839
100,000	Fannie Mae	5.25	8/1/12	103,763
300,000	Fannie Mae, Callable 4/15/05 @ 100	5.00	4/15/13	301,085
500,000	Fannie Mae, Callable 2/5/05 @ 100	5.31	11/3/14	500,938
782,368	Fannie Mae	4.50	6/25/33	783,615
672,049	Fannie Mae	5.00	3/25/34	680,760
250,000	Federal Farm Credit Bank, MTN	5.96	1/6/05	250,047
500,000	Federal Farm Credit Bank, MTN	5.87	9/2/08	537,432
500,000	Federal Farm Credit Bank, Callable 6/15/05 @ 100	4.75	6/15/09	503,509
420,000	Federal Farm Credit Bank	5.81	1/10/11	457,151
750,000	Federal Farm Credit Bank, Callable 11/29/06 @ 100	4.65	11/29/11	753,116
500,000	Federal Farm Credit Bank	4.60	1/17/12	509,185
1,000,000	Federal Farm Credit Bank, Callable 1/20/05 @ 100	5.22	10/20/14	1,001,029
200,000	Federal Home Loan Bank, Series 288	4.13	1/14/05	200,089

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

650,000	Federal Home Loan Bank, Series 4G05	7.13	2/15/05	653,379
1,000,000	Federal Home Loan Bank	1.27	3/1/05	998,075
250,000	Federal Home Loan Bank, Series L-06	5.82	1/11/06	256,980
250,000	Federal Home Loan Bank	2.07	6/2/06	246,332
285,000	Federal Home Loan Bank, Series TV06	4.88	11/15/06	293,407
925,000	Federal Home Loan Bank, Series HS07	6.20	10/10/07	991,879
500,000	Federal Home Loan Bank, Callable 10/17/05@100	3.25	10/17/07	496,922
500,000	Federal Home Loan Bank, Callable 2/13/05 @ 100	4.05	8/13/08	500,778
1,065,000	Federal Home Loan Bank, Series 100	5.80	9/2/08	1,140,687
325,000	Federal Home Loan Bank, Series 8D08	5.25	11/14/08	342,279
875,000	Federal Home Loan Bank	5.49	12/22/08	932,493
500,000	Federal Home Loan Bank	4.75	5/26/09	503,895
400,000	Federal Home Loan Bank, Callable 1/30/05 @ 100.00	4.28	10/30/09	400,417
550,000	Federal Home Loan Bank	4.00	4/22/10	548,335
100,000	Federal Home Loan Bank, Series 1N11	6.00	5/13/11	110,370
500,000	Federal Home Loan Bank	5.00	2/21/12	501,194
1,000,000	Federal Home Loan Bank, Callable 6/20/2005 @ 100.00	6.00	6/20/12	1,013,178
200,000	Federal Home Loan Bank, Callable 1/29/05 @ 100	4.00	10/29/13	200,181
500,000	Federal Home Loan Bank	4.25	1/30/15	500,431
500,000	Federal Home Loan Bank, Callable 3/22/05 @ 100	5.65	3/22/19	497,348
500,000	Federal Home Loan Bank, Callable 11/4/09 @ 100	5.30	11/4/19	493,126
1,000,000	Freddie Mac**	1.73	1/18/05	999,088
500,000	Freddie Mac**	2.52	4/12/05	496,645
1,000,000	Freddie Mac	7.00	7/15/05	1,022,370
245,000	Freddie Mac	6.78	8/18/05	251,155
200,000	Freddie Mac	6.80	8/22/05	205,113
500,000	Freddie Mac	3.00	5/26/06	498,988
500,000	Freddie Mac	3.25	3/14/08	493,938
50,000	Freddie Mac	5.75	4/15/08	53,392
500,000	Freddie Mac	3.05	12/26/08	488,011
750,000	Freddie Mac	3.75	4/15/11	753,364
1,000,000	Freddie Mac	6.25	3/5/12	1,045,526
750,000	Freddie Mac, Callable 11/5/07 @ 100	5.25	11/5/12	762,600
1,500,000	Freddie Mac	4.80	7/30/13	1,498,733
500,000	Freddie Mac	5.13	8/6/13	500,953
2,500,000	Freddie Mac, Callable 01/30/07 @ 100	5.00	1/30/14	2,500,674
500,000	Freddie Mac, Callable 10/27/06 @ 100	5.00	10/27/14	499,909
750,000	Freddie Mac	5.00	11/13/14	756,175
1,500,000	Freddie Mac	5.00	1/15/19	1,531,900
451,627	Freddie Mac	4.75	3/15/22	457,828
1,458,800	Freddie Mac	5.00	8/15/27	1,486,635
430,506	Freddie Mac	5.50	10/15/31	439,842

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT	SECURITY DESCRIPTION	RATE	DATE	VALUE

	Total U.S. Government Agencies
	(cost - $41,905,280)			42,216,421

	U.S. Treasury Notes — 17.5%
550,000	U.S. Treasury Notes	6.50	5/15/05	558,035
200,000	U.S. Treasury Notes	6.50	8/15/05	204,867
525,000	U.S. Treasury Notes	5.88	11/15/05	538,966
700,000	U.S. Treasury Notes	5.63	2/15/06	721,657
700,000	U.S. Treasury Notes	6.88	5/15/06	737,051
1,150,000	U.S. Treasury Notes	6.50	10/15/06	1,218,910
150,000	U.S. Treasury Notes	6.25	2/15/07	159,656
325,000	U.S. Treasury Notes	6.63	5/15/07	350,606
400,000	U.S. Treasury Notes	6.13	8/15/07	429,281
2,000,000	U.S. Treasury Notes	3.00	11/15/07	1,987,656
500,000	U.S. Treasury Notes	3.00	2/15/08	495,918
775,000	U.S. Treasury Notes	5.50	2/15/08	825,799
650,000	U.S. Treasury Notes	5.63	5/15/08	697,176
500,000	U.S. Treasury Notes	3.38	11/15/08	498,653
340,000	U.S. Treasury Notes	4.75	11/15/08	356,110
300,000	U.S. Treasury Notes	3.13	4/15/09	295,453
300,000	U.S. Treasury Notes	3.88	5/15/09	304,418
700,000	U.S. Treasury Notes	5.00	8/15/11	745,199
200,000	U.S. Treasury Notes	4.88	2/15/12	211,391
500,000	U.S. Treasury Notes	4.38	8/15/12	511,934
1,750,000	U.S. Treasury Notes	4.00	11/15/12	1,747,060
200,000	U.S. Treasury Notes	4.75	5/15/14	208,422
500,000	U.S. Treasury Notes	4.25	8/15/14	501,114
2,000,000	U.S. Treasury Notes	4.25	11/15/14	2,005,233

	Total U.S. Treasury Notes
	(cost - $15,937,432)			16,310,565

	INVESTMENT COMPANIES — 0.1%
101,852	Huntington Money Market Fund - Trust Class			$101,852

	Total INVESTMENT COMPANIES
	(cost - $101,852)			101,852

	Total Investments - 99.2%
	(cost - $91,417,704)***			92,588,639

Percentages indicated are based on net assets.

* 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.

** Discount Note. The rate shown is the effective yield at the time of purchase.

*** Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,535,447
Unrealized depreciation	(364,512)

Net unrealized appreciation (depreciation)	$1,170,935

BKNT — Bank Note
MTN — Medium Term Note

See notes to schedule of portfolio investments.

The Signal Funds
Notes to Schedules of Portfolio Investments
December 31, 2004
(Unaudited)

Organization:

The Coventry Group (the “Group”) was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Large Cap Growth Fund, the Income Fund, the Tax-Exempt Income Fund, the Money Market Fund, and the Tax-Exempt Money Market Fund (collectively, the “Funds” and individually, a “Fund”) are a series within the Group. The Funds are each authorized to issue Class A, Class B, and Class I Shares. Currently all classes of the Tax-Exempt Money Market are not offered to any investors. On August 1, 2003, Class A and Class B of the Money Market Fund liquidated all of their assets and are not currently offered to any investors.

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

The value of each equity security is based either on the closing price on a national securities exchange, or in the absence of recorded sales, at fair value as determined by the Funds’ Trustees. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Group’s Board of Trustees.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group’s Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

Securities held in the Money Market Fund are valued utilizing the amortized cost method, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to maturity or reset date of the security.

Repurchase Agreements:

The Funds may enter into repurchase agreements with a bank or broker-dealer that the Advisor deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security Transactions:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date.

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Coventry Group

By (Signature and Title)*		/s/ R. Jeffrey Young - President

Date	2/25/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ R. Jeffrey Young - President

Date	2/25/05

By (Signature and Title)*		/s/ Chris Sabato - Treasurer

Date	2/25/05

* Print the name and title of each signing officer under his or her signature.